UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5867

Oppenheimer Multi-State Municipal Trust

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2017 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—110.1%
New Jersey—76.1%
$1,000,000	Atlantic City, NJ GO1	5.000%	03/01/2037	$1,132,090
1,250,000	Atlantic City, NJ GO1	5.000	03/01/2042	1,401,275
1,000,000	Atlantic County, NJ Improvement Authority (Stockton University)[1]	5.000	07/01/2034	1,154,030
1,000,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000	02/15/2033	1,096,340
1,000,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000	02/15/2034	1,092,780
1,000,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000	02/15/2035	1,089,820
2,000,000	Casino Reinvestment Devel. Authority of NJ1	5.000	11/01/2031	2,216,160
1,665,000	Casino Reinvestment Devel. Authority of NJ1	5.250	01/01/2024	1,703,645
3,000,000	Casino Reinvestment Devel. Authority of NJ1	5.250	11/01/2039	3,150,300
3,000,000	Casino Reinvestment Devel. Authority of NJ1	5.250	11/01/2044	3,135,600
395,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)[1]	5.000	01/01/2025	399,637
175,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)[1]	5.250	01/01/2018	175,429
760,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)[1]	5.250	01/01/2022	774,250
1,000,000	Casino Reinvestment Devel. Authority of NJ (Luxury Tax)[1]	5.000	11/01/2028	1,120,700
140,000	Essex County, NJ Improvement Authority (Newark)[1]	5.125	04/01/2029	140,497
250,000	Essex County, NJ Improvement Authority (Newark)[1]	6.250	11/01/2030	266,250
140,000	Garden State Preservation Trust, NJ Open Space & Farmland Preservation	3.565 [2]	11/01/2026	109,789
1,000,000	Hudson County, NJ Improvement Authority[1]	6.000	01/01/2040	1,081,160
2,655,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.500	06/01/2041	2,994,123
20,000	Middlesex County, NJ Improvement Authority (South Plainfield Urban Renewal)1	5.500	09/01/2030	20,068
10,000	Neptune City, NJ Hsg. Authority[1]	6.000	04/01/2019	10,026
445,000	New Brunswick, NJ Parking Authority[1]	5.000	09/01/2027	499,188
605,000	New Brunswick, NJ Parking Authority[1]	5.000	09/01/2029	676,323
1,000,000	New Brunswick, NJ Parking Authority[1]	5.000	09/01/2042	1,167,290
1,000,000	New Brunswick, NJ Parking Authority[1]	5.000	09/01/2047	1,163,590
430,000	Newark, NJ GO1	5.000	07/15/2029	458,535
3,000,000	Newark, NJ GO1	5.000	07/15/2029	3,199,080
315,000	Newark, NJ Hsg. Authority (Port Newark Marine Terminal Rental)[1]	5.000	01/01/2032	361,425
5,000,000	Newark, NJ Hsg. Authority (Secured Police Facility)[1]	5.000	12/01/2038	5,721,200
600,000	NJ Building Authority[1]	5.000	06/15/2028	685,632
300,000	NJ Building Authority[1]	5.000	06/15/2029	340,629
2,095,000	NJ EDA[1]	5.000	06/15/2028	2,252,879
750,000	NJ EDA[1]	5.000	06/15/2029	803,858

1        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New Jersey (Continued)
$3,000,000	NJ EDA[1]	5.000%	06/15/2035	$3,240,210
3,000,000	NJ EDA[1]	5.000	06/15/2036	3,229,920
3,100,000	NJ EDA (Cranes Mill)[1]	5.100	06/01/2027	3,103,937
85,000	NJ EDA (Dept. of Human Services)[1]	6.250	07/01/2024	85,275
1,525,000	NJ EDA (Drew University)[1]	5.250	07/01/2021	1,692,933
3,050,000	NJ EDA (Harrogate)[1]	5.875	12/01/2026	3,049,939
10,000	NJ EDA (Hillcrest Health Service)	7.243 [2]	01/01/2018	9,978
90,000	NJ EDA (Metromall Urban Renewal)[1]	6.500	04/01/2031	87,989
3,000,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.000	07/01/2033	3,291,300
2,500,000	NJ EDA (MSU Student Hsg.)[1]	5.750	06/01/2031	2,714,850
135,000	NJ EDA (Municipal Rehabilitation)[1]	5.000	04/01/2028	138,120
5,320,000	NJ EDA (New Jersey American Water Company)[1]	5.600	11/01/2034	5,747,728
4,350,000	NJ EDA (New Jersey American Water Company)[1]	5.700	10/01/2039	4,657,458
15,000	NJ EDA (New Jersey Transit Corp.)[1]	5.750	12/15/2017	15,048
50,000	NJ EDA (New Jersey Transit Corp.)[1]	5.750	12/15/2017	50,161
800,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125	06/15/2027	800,576
1,400,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125	06/15/2037	1,400,840
1,000,000	NJ EDA (North Star Academy Charter School of Newark)[1]	5.000	07/15/2047	1,076,370
650,000	NJ EDA (Paterson Charter School Science & Technology)[1]	6.000	07/01/2032	641,219
1,900,000	NJ EDA (Paterson Charter School Science & Technology)[1]	6.100	07/01/2044	1,813,341
1,500,000	NJ EDA (Paterson Charter School)[1]	5.000	07/01/2032	1,382,445
2,500,000	NJ EDA (Paterson Charter School)[1]	5.300	07/01/2044	2,220,000
500,000	NJ EDA (Provident Group-Kean Properties)[1]	5.000	07/01/2037	540,010
850,000	NJ EDA (Rutgers University)[1]	5.000	06/15/2038	962,166
1,000,000	NJ EDA (School Facilities)[1]	5.250	09/01/2026	1,072,080
50,000	NJ EDA (St. Barnabas Medical Center)	6.743 [2]	07/01/2018	49,641
65,000	NJ EDA (St. Barnabas Medical Center)	6.827 [2]	07/01/2021	61,627
25,000	NJ EDA (St. Barnabas Medical Center)	7.147 [2]	07/01/2020	24,114
110,000	NJ EDA (State Office Buildings)	5.000	06/15/2020	110,291
3,200,000	NJ EDA (Team Academy Charter School)[1]	6.000	10/01/2043	3,591,232
10,000,000	NJ EDA (The Goethals Bridge Replacement)[1]	5.375	01/01/2043	11,148,300
1,500,000	NJ EDA (UMM Energy Partners)[1]	5.000	06/15/2037	1,561,350
1,250,000	NJ EDA (UMM Energy Partners)[1]	5.125	06/15/2043	1,304,437
125,000	NJ Educational Facilities Authority (Drew University)[1]	5.250	07/01/2019	130,835
2,735,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000	07/01/2033	2,739,075
875,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.250	07/01/2027	876,934
120,000	NJ Educational Facilities Authority (Kean University)[1]	5.250	09/01/2029	127,420
870,000	NJ Educational Facilities Authority (New Jersey City University)[1]	5.000	07/01/2030	1,022,163
5,000	NJ Educational Facilities Authority (Public Library)	5.000	09/01/2022	5,016

2        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
New Jersey (Continued)
$30,000	NJ Educational Facilities Authority (Richard Stockton College)[1]	5.125%	07/01/2028	$30,808
1,000,000	NJ Educational Facilities Authority (Rider University)[1]	5.000	07/01/2037	1,044,460
2,025,000	NJ Educational Facilities Authority (Stockton University)[1]	5.000	07/01/2041	2,226,386
1,545,000	NJ Educational Facilities Authority (William Patterson University)[1]	5.000	07/01/2042	1,758,009
2,000,000	NJ Educational Facilities Authority (William Patterson University)[1]	5.000	07/01/2047	2,265,140
5,000,000	NJ GO3	5.000	06/01/2027	5,808,888
5,000,000	NJ GO3	5.000	06/01/2028	5,808,888
3,000,000	NJ Health Care Facilities Financing Authority (Barnabas Health)[1]	5.000	07/01/2044	3,297,600
5,085,000	NJ Health Care Facilities Financing Authority (Catholic Health East)[1]	5.000	11/15/2033	5,537,311
690,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)[1,4]	5.300	11/01/2026	690,028
450,000	NJ Health Care Facilities Financing Authority (Hebrew Old Age Center of Atlantic City)[1]	5.375	11/01/2036	427,163
230,000	NJ Health Care Facilities Financing Authority (Hospital Asset Transformation)[1]	5.250	10/01/2038	237,114
65,000	NJ Health Care Facilities Financing Authority (Hospital Asset Transformation)[1]	5.250	10/01/2038	67,470
1,500,000	NJ Health Care Facilities Financing Authority (Kennedy Health System)[1]	5.000	07/01/2031	1,641,630
500,000	NJ Health Care Facilities Financing Authority (SJHS/SJH&MC Obligated Group)[1]	5.000	07/01/2036	554,035
1,960,000	NJ Health Care Facilities Financing Authority (St. Luke’s Warren Hospital)[1]	5.000	08/15/2034	2,166,074
2,000,000	NJ Health Care Facilities Financing Authority (University Hospital)[1]	5.000	07/01/2046	2,232,800
125,000	NJ Health Care Facilities Financing Authority (Virtua Health/Virtua Memorial Hospital Burlington County Obligated Group)[1]	5.750	07/01/2033	134,231
1,975,000	NJ Higher Education Assistance Authority[1]	5.500	12/01/2025	2,168,037
60,000	NJ Higher Education Assistance Authority[1]	5.750	12/01/2029	65,495
10,025,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	6.125	06/01/2030	10,230,011
3,075,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[3]	4.625	10/01/2027	3,076,170
495,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[3]	5.000	10/01/2037	497,238
9,580,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2041	9,220,750
10,980,000	NJ Tobacco Settlement Financing Corp.	5.477 [2]	06/01/2041	3,093,725
1,625,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2038	1,725,929
5,000,000	NJ Transportation Trust Fund Authority[1]	5.500	06/15/2041	5,381,050
6,500,000	NJ Transportation Trust Fund Authority[1]	5.875	12/15/2038	6,798,025
4,518,000	NJ Transportation Trust Fund Authority[1]	6.000	06/15/2035	5,050,175

3        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New Jersey (Continued)
$2,000,000	NJ Turnpike Authority[1]	5.000%	01/01/2034	$2,309,000
5,000,000	NJ Turnpike Authority[1]	5.000	01/01/2038	5,636,100
1,000,000	NJ Turnpike Authority[1]	5.000	01/01/2040	1,166,420
20,000	Passaic County, NJ Improvement Authority (Paterson Parking Deck)[1]	4.100	04/15/2019	20,028
6,330,000	Rutgers State University NJ3	5.000	05/01/2029	7,242,627
5,380,000	Rutgers State University NJ3	5.000	05/01/2030	6,141,176
4,000,000	Rutgers State University NJ3	5.000	05/01/2038	4,526,230
1,350,000	South Jersey, NJ Port Corp. (Marine Terminal)[1]	5.000	01/01/2039	1,448,024
3,650,000	South Jersey, NJ Transportation Authority[1]	5.000	11/01/2039	3,982,479
55,000	Union County, NJ Improvement Authority (Linden Airport)[1]	5.000	03/01/2028	55,158
5,000	Wanaque Valley, NJ Regional Sewerage Authority[1]	5.750	09/01/2018	5,119
40,000	West Milford Township, NJ (Municipal Utilities Authority)[1]	5.375	08/01/2031	40,136
				223,177,063
New York—6.3%
2,689,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	2,812,694
8,685,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	9,084,510
5,100,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	5,338,476
1,305,000	Port Authority NY/NJ (KIAC)[1]	6.750	10/01/2019	1,343,119
				18,578,799
U.S. Possessions—27.7%
10,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750	09/01/2031	10,387
125,000	Guam Power Authority, Series A1	5.000	10/01/2024	141,215
250,000	Guam Power Authority, Series A1	5.000	10/01/2030	277,747
2,105,000	Northern Mariana Islands Ports Authority, Series A1	6.250	03/15/2028	1,991,961
3,310,000	Puerto Rico Children’s Trust Fund (TASC)[1,4]	5.375	05/15/2033	3,280,706
17,900,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	17,633,111
19,195,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	18,881,930
2,150,000	Puerto Rico Commonwealth GO5	5.250	07/01/2037	634,250
8,350,000	Puerto Rico Commonwealth GO5	5.750	07/01/2036	2,463,250
3,205,000	Puerto Rico Commonwealth GO5	5.750	07/01/2041	945,475
5,000,000	Puerto Rico Commonwealth GO5	6.000	07/01/2029	1,487,500
6,085,000	Puerto Rico Commonwealth GO5	6.000	07/01/2039	1,795,075
3,000,000	Puerto Rico Commonwealth GO5	6.500	07/01/2040	885,000
168,097	Puerto Rico Electric Power Authority[5]	10.000	07/01/2019	58,204
168,096	Puerto Rico Electric Power Authority[5]	10.000	07/01/2019	58,203
165,099	Puerto Rico Electric Power Authority[5]	10.000	01/01/2021	57,166
165,099	Puerto Rico Electric Power Authority[5]	10.000	07/01/2021	57,166
55,033	Puerto Rico Electric Power Authority[5]	10.000	01/01/2022	19,055
55,033	Puerto Rico Electric Power Authority[5]	10.000	07/01/2022	19,055
1,700,000	Puerto Rico Electric Power Authority, Series A5	5.000	07/01/2029	588,625

4        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$1,990,000	Puerto Rico Electric Power Authority, Series A5	5.000%	07/01/2042	$689,037
45,000	Puerto Rico Electric Power Authority, Series A5	5.050	07/01/2042	15,581
3,000,000	Puerto Rico Electric Power Authority, Series A5	7.000	07/01/2043	1,042,500
3,000,000	Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2028	1,038,750
5,000,000	Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2030	1,731,250
550,000	Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2031	190,438
50,000	Puerto Rico Electric Power Authority, Series CCC[5]	5.000	07/01/2021	17,313
90,000	Puerto Rico Electric Power Authority, Series CCC[5]	5.000	07/01/2025	31,163
45,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2020	45,094
100,000	Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2023	34,625
80,000	Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2037	27,700
750,000	Puerto Rico Highway & Transportation Authority, FGIC[6]	5.750	07/01/2020	428,482
575,000	Puerto Rico Infrastructure[5]	5.000	07/01/2027	24,437
4,750,000	Puerto Rico Infrastructure[5]	5.000	07/01/2037	201,875
2,610,000	Puerto Rico Infrastructure[7]	5.000	07/01/2041	110,925
975,000	Puerto Rico Infrastructure, AMBAC	6.995 [2]	07/01/2035	332,221
3,000,000	Puerto Rico Infrastructure, FGIC[6]	7.046 [2]	07/01/2042	397,230
400,000	Puerto Rico Infrastructure (Mepsi Campus)[5]	6.500	10/01/2037	199,000
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2027	96,987
930,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	03/01/2036	830,025
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125	04/01/2032	93,258
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375	04/01/2042	91,197
175,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	141,313
1,000,000	Puerto Rico ITEMECF (Polytechnic University), ACA[1]	5.000	08/01/2032	957,860
2,000,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.250	08/01/2020	2,037,220
305,000	Puerto Rico Public Buildings Authority[5]	5.250	07/01/2033	89,975
5,000,000	Puerto Rico Public Buildings Authority[7]	5.250	07/01/2042	1,475,000
1,000,000	Puerto Rico Public Buildings Authority[7]	5.625	07/01/2039	295,000
1,000,000	Puerto Rico Public Buildings Authority, NPFGC[1]	6.000	07/01/2028	1,017,370
5,235,000	Puerto Rico Public Finance Corp., Series B5	6.000	08/01/2026	202,856
9,850,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.375	08/01/2039	1,514,438
2,500,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.500	08/01/2021	384,375
4,850,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.500	08/01/2022	745,688
10,935,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.500	08/01/2042	1,681,256
16,675,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	5.807 [2]	08/01/2041	3,822,410
325,000	Puerto Rico Sales Tax Financing Corp., Series A5	6.375	08/01/2039	49,969
6,800,000	Puerto Rico Sales Tax Financing Corp., Series A5	6.500	08/01/2044	1,045,500
14,000,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.750	08/01/2057	5,985,000
1,100,000	V.I. Tobacco Settlement Financing Corp.	6.497 [2]	05/15/2035	217,723

5        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$3,100,000	V.I. Tobacco Settlement Financing Corp.	7.622%[2]	05/15/2035	$553,939

				81,171,061

Total Investments, at Value (Cost $382,399,394)—110.1%				322,926,923
Net Other Assets (Liabilities)—(10.1)				(29,607,383)

Net Assets—100.0%				$293,319,540

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Zero coupon bond reflects effective yield on the original acquisition date.

3. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

4. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

5. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

6. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

7. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

6        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below:

ACA	American Capital Access
AGC	Assured Guaranty Corp.
AMBAC	AMBAC Indemnity Corp.
EDA	Economic Devel. Authority
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
MSU	Montclair State University
NPFGC	National Public Finance Guarantee Corp.
NY/NJ	New York/New Jersey
SJH&MC	St. Joseph’s Health and Medical Center
SJHS	St. Joseph Health System
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands

7        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2017 Unaudited

1. Organization

Oppenheimer Rochester New Jersey Municipal Fund (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), and a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public

8        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

2. Securities Valuation (Continued)

information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New Jersey	$—	$223,177,063	$—	$223,177,063
New York	—	18,578,799	—	18,578,799
U.S. Possessions	—	81,171,061	—	81,171,061

Total Assets	$—	$322,926,923	$—	$322,926,923

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above

9        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

table are reported at their market value at measurement date.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition

10        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

3. Investments and Risks (Continued)

of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing

11        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $33,101,217 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $21,060,000 in short-term floating rate securities issued and outstanding at that date.

12        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

3. Investments and Risks (Continued)

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 1,250,000	NJ GO Tender Option Bond Series 2017-XF0553-1 Trust	12.090%	6/1/27	$2,085,900
1,250,000	NJ GO Tender Option Bond Series 2017-XF0553-2 Trust	12.090	6/1/28	2,031,876
1,540,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) Tender Option Bond Series 2015-XF0015 Trust	6.340	10/1/27	1,541,170
250,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.) Tender Option Bond Series 2015-XF0015-2 Trust	6.940	10/1/37	252,238
1,585,000	Rutgers State University NJ Tender Option Bond Series 2015-XF2105 Trust	12.632	5/1/29	2,497,627
1,345,000	Rutgers State University NJ Tender Option Bond Series 2015-XF2105-2 Trust	12.650	5/1/30	2,106,176
1,000,000	Rutgers State University NJ Tender Option Bond Series 2015-XF2105-3 Trust	12.650	5/1/38	1,526,230

				$12,041,217

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $21,060,000.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for

13        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$105,000

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority (“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities are expected to be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:

Cost	$90,360,701
Market Value	$26,010,750
Market Value as % of Net Assets	8.87%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations

14        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

3. Investments and Risks (Continued)

of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

15        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS October 31, 2017 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—107.8%
Pennsylvania—81.0%
$6,500,000	Allegheny County, PA GO1	5.000%	11/01/2041	$7,468,695
80,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)[1]	5.125	05/01/2025	80,874
1,125,000	Allegheny County, PA HDA (Jefferson Regional Medical Center)[1]	5.125	05/01/2029	1,126,001
35,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.375	08/15/2029	37,319
160,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.500	08/15/2034	170,758
1,075,000	Allegheny County, PA HEBA (Carlow University)[1,2]	6.000	11/01/2021	1,164,429
1,125,000	Allegheny County, PA HEBA (Carlow University)[1]	6.750	11/01/2031	1,254,060
1,000,000	Allegheny County, PA HEBA (Chatham University)[1]	5.000	09/01/2035	1,063,860
615,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.000	10/15/2037	691,955
1,500,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.000	10/15/2047	1,663,740
2,250,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.500	10/15/2030	2,430,270
3,650,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.750	10/15/2040	3,942,292
2,355,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.900	10/15/2028	2,461,611
5,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000	05/01/2028	5,780
2,000,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000	10/15/2038	2,092,420
1,200,000	Allegheny County, PA IDA (Propel Charter School-East)[1]	6.375	08/15/2035	1,273,692
900,000	Allegheny County, PA IDA (Propel Charter School-Montour)[1]	6.750	08/15/2035	964,080
1,500,000	Allegheny County, PA IDA (Propel Charter School-Sunrise)[1]	6.000	07/15/2038	1,583,385
820,000	Allegheny County, PA IDA (ReR/RRSW/RRDC Obligated Group)[1]	5.000	09/01/2021	821,812
1,225,000	Allegheny County, PA IDA (ReR/RRSW/RRDC Obligated Group)[1]	5.100	09/01/2026	1,227,229
550,000	Allegheny County, PA IDA (ReR/RRSW/RRDC Obligated Group)[1]	5.125	09/01/2031	550,555
330,000	Allegheny County, PA IDA (School Facility Devel.)[1]	5.900	08/15/2026	352,786
12,450,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.600	07/01/2023	12,245,322
1,605,000	Allegheny County, PA Residential Finance Authority (Broadview Manor Apartments)[1]	5.950	01/20/2043	1,641,321
1,240,000	Allegheny County, PA Residential Finance Authority (Independence House Apartments)[1]	6.100	01/20/2043	1,268,470
1,610,000	Allegheny County, PA Residential Finance Authority (Versailles Apartments)[1]	6.160	01/20/2043	1,647,191

1        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$375,000	Berks County, PA IDA (Highlands at Wyomissing Healthcare Facilities)[1]	5.000%	05/15/2037	$416,415
500,000	Berks County, PA IDA (Highlands at Wyomissing Healthcare Facilities)[1]	5.000	05/15/2042	550,555
600,000	Berks County, PA IDA (Highlands at Wyomissing Healthcare Facilities)[1]	5.000	05/15/2047	657,642
13,400,000	Berks County, PA IDA (THlth/RHosp/BHospital/ CHH/JH/PHospital/PottsH Obligated Group)[1]	5.000	11/01/2047	14,975,304
13,000,000	Berks County, PA Municipal Authority (Reading Hospital & Medical Center)[3]	5.500	11/01/2031	13,977,860
3,000,000	Bethlehem, PA Area School District[1]	5.000	08/01/2035	3,467,970
1,750,000	Bethlehem, PA GO1	6.500	12/01/2032	2,067,327
560,000	Butler County, PA IDA (Greenview Gardens Apartments)	6.000	07/01/2023	561,243
1,760,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.250	07/01/2033	1,762,904
2,865,000	Cambridge, PA Area Joint Authority[1]	6.000	12/01/2037	2,946,337
950,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	6.250	11/15/2041	1,131,839
2,000,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	7.000	11/15/2046	2,441,520
2,000,000	Chester County, PA H&EFA (Immaculata University)[1]	7.000	11/01/2041	2,187,760
2,000,000	Chester County, PA H&EFA (Main Line Health System)[1]	5.000	10/01/2052	2,264,020
1,000,000	Chester County, PA IDA (West Chester University Student Hsg.)[1]	5.000	08/01/2035	1,059,370
1,000,000	Clairton, PA Municipal Authority[1]	5.000	12/01/2037	1,081,810
1,220,000	Clarion County, PA IDA (Clarion University Foundation)[1]	5.000	07/01/2024	1,321,089
1,310,000	Clarion County, PA IDA (Clarion University Foundation)[1]	5.000	07/01/2034	1,389,045
2,430,000	Clarion County, PA IDA (Clarion University of Pennsylvania Hsg.)[1]	5.000	07/01/2029	2,610,476
3,500,000	Clarion County, PA IDA (Clarion University of Pennsylvania Hsg.)[1]	5.000	07/01/2033	3,723,825
260,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)[1]	6.250	01/01/2024	274,438
1,000,000	Cumberland County, PA Municipal Authority (Dickinson College)[1]	5.000	05/01/2031	1,164,520
775,000	Cumberland County, PA Municipal Authority (Dickinson College)[1]	5.000	05/01/2032	898,054
4,000,000	Delaware County, PA Authority (Cabrini University)[1]	5.000	07/01/2047	4,425,920
3,965,000	Delaware County, PA Authority (Eastern University)[1]	5.250	10/01/2032	3,912,384
75,000	Delaware County, PA Authority (MAS/MCMCSPA/ MHH/MHP/MHSSPA Obligated Group)[1,2]	5.375	11/15/2023	75,229

2        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$1,160,000	Delaware County, PA Authority (Neumann College)[1]	6.000%	10/01/2025	$1,210,878
280,000	Delaware County, PA Authority (Neumann College)[1]	6.000	10/01/2030	292,281
1,000,000	Delaware County, PA Authority (Neumann College)[1]	6.125	10/01/2034	1,044,990
650,000	Delaware County, PA Authority (Neumann College)[1]	6.250	10/01/2038	679,984
1,150,000	Delaware County, PA Authority (Neumann University)[1]	5.000	10/01/2025	1,246,094
1,425,000	Delaware County, PA Authority (Neumann University)[1]	5.000	10/01/2031	1,573,670
2,305,000	Delaware County, PA Authority (Neumann University)[1]	5.000	10/01/2035	2,515,493
1,250,000	Delaware County, PA Authority (Neumann University)[1]	5.250	10/01/2031	1,324,650
820,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000	07/01/2030	911,332
1,000,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000	07/01/2030	1,098,510
1,060,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000	07/01/2035	1,158,569
1,250,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000	07/01/2035	1,348,850
500,000	Easton, PA Area School District[1]	5.200	04/01/2028	508,625
75,000	Erie, PA City School District[1]	5.250	03/01/2039	75,221
7,840,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.000	05/01/2038	8,575,157
1,000,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.375	05/01/2030	1,059,460
2,565,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.500	05/01/2040	2,709,948
905,000	Erie, PA Higher Education Building Authority (Mercyhurst College)[1]	5.350	03/15/2028	938,096
3,000,000	Erie, PA Higher Education Building Authority (Mercyhurst College)[1]	5.500	03/15/2038	3,113,610
1,450,000	Fayette County, PA Redevel. Authority (Fayette Crossing)[1]	7.000	09/01/2019	1,472,765
2,100,000	Lackawanna County, PA GO1	6.000	09/15/2032	2,268,651
848,396	Lehigh County, PA GPA (Kidspeace Obligated Group)[1]	6.000	11/01/2018	852,044
3,600,000	Lehigh County, PA GPA (Kidspeace Obligated Group)[1]	6.000	11/01/2023	3,608,496
2,747,774	Lehigh County, PA GPA (Kidspeace)[1,4]	0.000 [5]	02/01/2044	880,607
2,721,970	Lehigh County, PA GPA (Kidspeace)[4]	7.500	02/01/2044	381
3,527,895	Lehigh County, PA GPA (Kidspeace/KC/KNCONY/ KCH/KMAKNC/KNCONM/IRSch Obligated Group)[1]	7.500	02/01/2044	3,606,708
1,525,000	Luzerne County, PA GO1,2	6.750	11/01/2023	1,674,328

3        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$500,000	Luzerne County, PA GO1	7.000%	11/01/2026	$549,745
5,000,000	Luzerne County, PA IDA[1]	7.750	12/15/2027	5,251,300
5,000,000	Montgomery County, PA HEHA (Holy Redeemer Health System/Holy Redeemer Physician & Ambulatory Obligated Group)[1]	5.000	10/01/2036	5,525,550
5,425,000	Montgomery County, PA IDA (ARLC/LVE/ATI/ ASCS/AMS Obligated Group)[1]	5.000	11/15/2036	6,158,623
10,915,000	Montgomery County, PA IDA (New Regional Medical)[1]	5.375	08/01/2038	12,139,554
300,000	Montgomery County, PA IDA (Philadelphia Presbyterian Homes)[1]	6.500	12/01/2025	360,207
4,500,000	Northampton County, PA General Purpose Authority (Lafayette College)[1]	5.000	11/01/2047	5,192,505
2,860,000	Northampton County, PA General Purpose Authority (Moravian College)[1]	5.000	07/01/2031	3,158,241
1,500,000	Northampton County, PA IDA (Morningstar Senior Living)[1]	5.000	07/01/2027	1,575,540
14,826,610	Northampton County, PA IDA (Northampton Generating)[4,6]	5.000	12/31/2023	4,447,983
1,853,501	Northampton County, PA IDA (Northampton Generating)[4,6]	5.000	12/31/2023	556,050
16,000,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2032	17,297,760
2,000,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2035	2,305,980
3,000,000	PA EDFA (Forum)[1]	5.000	03/01/2029	3,335,880
3,000,000	PA EDFA (Philadelphia Biosolids Facility)[1]	6.250	01/01/2032	3,157,500
4,315,000	PA Geisinger Authority Health System[1]	5.000	02/15/2045	4,924,149
115,000	PA GO1	5.000	06/01/2022	131,055
9,000,000	PA GO3	5.000	06/01/2022	10,251,450
4,055,000	PA GO1	5.000	07/01/2022	4,628,985
1,245,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.000	11/01/2027	1,288,338
535,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.000	11/01/2042	519,394
6,285,000	PA HEFA (Edinboro University Foundation)[1]	5.750	07/01/2028	6,480,212
3,000,000	PA HEFA (Edinboro University Foundation)[1]	5.800	07/01/2030	3,355,650
9,000,000	PA HEFA (Edinboro University Foundation)[1]	5.875	07/01/2038	9,287,010
8,225,000	PA HEFA (Edinboro University Foundation)[1]	6.000	07/01/2042	8,494,040
3,500,000	PA HEFA (Edinboro University Foundation)[1]	6.000	07/01/2043	3,933,195
1,300,000	PA HEFA (Gwynedd Mercy College)[1]	5.375	05/01/2042	1,366,352
750,000	PA HEFA (Indiana University Foundation)[1]	5.000	07/01/2041	868,170
2,650,000	PA HEFA (La Salle University)[1]	5.000	05/01/2029	2,905,858
50,000	PA HEFA (Pennsylvania State University)[1]	5.000	03/01/2022	50,169
1,400,000	PA HEFA (Shippensburg University Student Services)[1]	5.000	10/01/2035	1,465,030
3,000,000	PA HEFA (Shippensburg University)[1]	6.000	10/01/2031	3,262,830
7,000,000	PA HEFA (Shippensburg University)[1]	6.250	10/01/2043	7,796,740
1,750,000	PA HEFA (St. Francis University)[1]	6.000	11/01/2031	2,061,133
2,250,000	PA HEFA (St. Francis University)[1]	6.250	11/01/2041	2,671,808

4        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$4,515,000	PA HEFA (University of Pennsylvania Health System)[1]	5.750%	08/15/2041	$5,251,216
60,000	PA HEFA (University of the Arts)[1]	5.500	03/15/2020	60,187
3,050,000	PA HEFA (University of the Arts)[1]	5.625	03/15/2025	3,057,686
1,685,000	PA HEFA (University of the Arts)[1]	5.750	03/15/2030	1,688,707
1,000,000	PA HEFA (University Properties Student Hsg.)[1]	5.000	07/01/2031	1,094,010
1,000,000	PA HEFA (Ursinus College)[1]	5.000	01/01/2029	1,099,080
1,000,000	PA HEFA (Widener University)[1]	5.000	07/15/2038	1,072,200
5,000,000	PA Public School Building Authority (Harrisburg Area Community College)[1]	5.000	10/01/2031	5,451,050
3,500,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2027	3,812,970
4,410,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2028	4,785,291
3,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2029	3,244,950
250,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2030	269,020
2,250,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2031	2,413,508
4,780,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2032	5,113,118
1,000,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000	12/01/2029	1,131,810
12,940,000	PA Southcentral General Authority (Wellspan Health Obligated Group)[3]	6.000	06/01/2029	13,593,591
3,750,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	06/01/2027	4,351,913
8,795,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	06/01/2032	9,952,334
4,800,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	06/01/2036	5,289,072
200,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	06/01/2036	249,594
10,000,000	PA Turnpike Commission[1]	0.000 [5]	12/01/2038	12,402,300
1,750,000	PA Turnpike Commission[1]	5.000	06/01/2030	2,013,008
500,000	PA Turnpike Commission[1]	5.000	12/01/2030	588,935
1,000,000	PA Turnpike Commission[1]	5.000	12/01/2031	1,172,290
2,000,000	PA Turnpike Commission[1]	5.000	12/01/2032	2,257,500
5,750,000	PA Turnpike Commission[1]	5.000	12/01/2040	6,560,808
900,000	PA Turnpike Commission[1]	5.500 [5]	12/01/2034	1,014,066
4,100,000	PA Turnpike Commission[1]	5.500 [5]	12/01/2034	4,540,832
5,000,000	PA Turnpike Commission[1]	5.500	12/01/2042	5,891,250
570,000	PA Turnpike Commission[1]	6.000 [5]	12/01/2034	650,820
2,820,000	PA Turnpike Commission[1]	6.000 [5]	12/01/2034	3,224,444
610,000	PA Turnpike Commission[1]	6.000 [5]	12/01/2034	696,492
2,000,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	5.625	01/01/2032	2,304,640

5        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$1,835,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	6.500%	01/01/2041	$2,132,894
1,430,000	Pennsylvania State University[1]	5.000	09/01/2041	1,661,202
2,500,000	Pennsylvania State University[1]	5.000	09/01/2047	2,925,175
5,000,000	Philadelphia, PA Airport[1]	5.000	06/15/2032	5,015,500
2,440,000	Philadelphia, PA Airport, Series A1	5.000	06/15/2018	2,448,369
2,500,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)[1]	6.125	03/15/2043	2,544,700
450,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)[1]	5.875	04/01/2032	466,803
500,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)[1]	6.250	04/01/2042	521,640
1,000,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)[1]	5.750	11/15/2030	1,035,080
500,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)[1]	6.375	11/15/2040	521,275
2,040,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)[1]	5.375	06/15/2030	2,158,463
4,000,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)[1]	5.625	06/15/2042	4,179,160
1,640,000	Philadelphia, PA Authority for Industrial Devel. (Richard Allen Prep Charter School)[1]	6.250	05/01/2033	1,603,740
2,000,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)[1]	6.750	06/15/2033	2,217,980
3,090,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)[1]	7.000	06/15/2043	3,445,257
9,230,000	Philadelphia, PA Authority for Industrial Devel. (TJU/TJUHS/TJUH/JUP/AHlth/AHlthF/ AMH/LHosp/AriaH/AHSys Obligated Group)[1]	5.000	09/01/2047	10,347,015
2,915,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Presbyterian Homes Germantown)[1]	5.625	07/01/2035	2,918,906
3,500,000	Philadelphia, PA GO1	5.000	08/01/2035	4,116,770
6,260,000	Philadelphia, PA GO1	6.500	08/01/2041	7,151,987
250,000	Philadelphia, PA Hsg. Authority[1]	5.000	12/01/2021	251,678
1,300,000	Philadelphia, PA Hsg. Authority[1]	5.000	05/01/2039	1,451,021
2,415,000	Philadelphia, PA Hsg. Authority[1]	5.000	05/01/2042	2,695,575
3,335,000	Philadelphia, PA Hsg. Authority (PHA Headquarters)[1]	5.000	05/01/2047	3,694,079
1,000,000	Philadelphia, PA Municipal Authority[1]	6.500	04/01/2034	1,075,390
25,000	Philadelphia, PA Parking Authority[1]	5.125	02/15/2018	25,078
20,000	Philadelphia, PA Parking Authority, Series A1	5.250	02/15/2029	20,070
80,000	Philadelphia, PA Redevel. Authority (Multifamily Hsg.)[1]	5.450	02/01/2023	80,540
10,000,000	Philadelphia, PA School District[1]	5.000	09/01/2028	11,465,800
10,000,000	Philadelphia, PA School District[1]	5.000	09/01/2029	11,366,500
1,000,000	Philadelphia, PA School District[1]	5.000	09/01/2032	1,117,080
45,000	Philadelphia, PA School District[1]	6.000	09/01/2038	46,814
1,630,000	Philadelphia, PA School District[1]	6.000	09/01/2038	1,696,374
5,000	Philadelphia, PA School District[1]	6.000	09/01/2038	5,202

6        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$5,000	Philadelphia, PA School District[1]	6.000%	09/01/2038	$5,202
1,895,000	Philadelphia, PA Water & Wastewater[1]	5.000	10/01/2052	2,146,599
2,730,000	Pittsburgh, PA Urban Redevel. Authority (Marian Plaza)[1]	6.130	01/20/2043	2,793,227
4,000,000	Pottsville, PA Hospital Authority (LVHN/LVlyH/ LVHM/SRehC/SRMC/NPHC/SMCSJS/PMCtr/PHSsy Obligated Group)[1]	5.000	07/01/2041	4,490,720
900,000	Reading, PA Hsg. Auth (Goggle Works Apts.)[1]	5.625	06/01/2042	931,401
2,895,000	Reading, PA Hsg. Auth (Goggle Works Apts.)[1]	5.875	06/01/2052	3,003,563
1,500,000	Reading, PA School District[1]	5.000	03/01/2037	1,713,645
1,500,000	Reading, PA School District[1]	5.000	03/01/2038	1,709,760
6,450,000	Susquehanna, PA Area Regional Airport Authority[1]	6.500	01/01/2038	6,498,440
6,600,000	Washington County, PA Redevel. Authority (Victory Centre)[1]	5.450	07/01/2035	6,604,422
2,000,000	Westmoreland County, PA Municipal Authority[1]	5.000	08/15/2038	2,298,280
2,600,000	Wilkes-Barre, PA Area School District[1]	5.000	08/01/2034	2,927,574
2,125,000	Wilkes-Barre, PA Area School District[1]	5.000	08/01/2036	2,378,406
				559,281,195

U.S. Possessions—26.8%
700,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750	09/01/2031	727,104
185,000	Guam Power Authority, Series A1	5.000	10/01/2023	209,551
235,000	Guam Power Authority, Series A1	5.000	10/01/2024	265,484
420,000	Guam Power Authority, Series A1	5.000	10/01/2030	466,616
575,000	Northern Mariana Islands Commonwealth, Series A1	5.000	10/01/2022	554,294
1,240,000	Northern Mariana Islands Ports Authority, Series A1	6.250	03/15/2028	1,173,412
915,000	Northern Mariana Islands Ports Authority, Series A1	6.600	03/15/2028	927,224
3,000,000	Puerto Rico Aqueduct & Sewer Authority	5.125	07/01/2037	1,912,500
810,000	Puerto Rico Aqueduct & Sewer Authority	5.250	07/01/2029	516,375
1,460,000	Puerto Rico Aqueduct & Sewer Authority	5.750	07/01/2037	936,225
1,005,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2047	643,200
2,250,000	Puerto Rico Aqueduct & Sewer Authority	6.125 [5]	07/01/2024	1,442,813
37,070,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	36,517,286
29,590,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	29,107,387
53,320,000	Puerto Rico Children’s Trust Fund (TASC)	7.153 [7]	05/15/2050	6,015,562
926,500,000	Puerto Rico Children’s Trust Fund (TASC)	7.622 [7]	05/15/2057	36,355,860
2,000,000	Puerto Rico Commonwealth GO8	5.000	07/01/2020	586,040
3,000,000	Puerto Rico Commonwealth GO8	5.125	07/01/2028	885,000
2,500,000	Puerto Rico Commonwealth GO8	5.375	07/01/2033	737,500
5,000,000	Puerto Rico Commonwealth GO8	5.500	07/01/2026	1,475,000
7,360,000	Puerto Rico Commonwealth GO8	5.500	07/01/2039	2,171,200
9,000,000	Puerto Rico Commonwealth GO8	5.750	07/01/2036	2,655,000
3,000,000	Puerto Rico Commonwealth GO8	5.750	07/01/2041	885,000
15,000	Puerto Rico Commonwealth GO, NPFGC[1]	6.000	07/01/2027	15,262
790,000	Puerto Rico Commonwealth GO8	6.000	07/01/2028	233,050

7        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$13,500,000	Puerto Rico Commonwealth GO8	8.000%	07/01/2035	$4,050,000
403,060	Puerto Rico Electric Power Authority[8]	10.000	07/01/2019	139,560
403,059	Puerto Rico Electric Power Authority[8]	10.000	07/01/2019	139,559
336,338	Puerto Rico Electric Power Authority[8]	10.000	01/01/2021	116,457
336,339	Puerto Rico Electric Power Authority[8]	10.000	07/01/2021	116,457
112,113	Puerto Rico Electric Power Authority[8]	10.000	01/01/2022	38,819
112,113	Puerto Rico Electric Power Authority[8]	10.000	07/01/2022	38,819
4,920,000	Puerto Rico Electric Power Authority, Series A8	5.000	07/01/2029	1,703,550
3,325,000	Puerto Rico Electric Power Authority, Series A8	5.000	07/01/2042	1,151,281
3,000,000	Puerto Rico Electric Power Authority, Series A8	6.750	07/01/2036	1,038,750
1,435,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250	07/01/2024	496,869
1,510,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250	07/01/2025	522,838
5,540,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250	07/01/2027	1,918,225
1,760,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250	07/01/2030	609,400
3,505,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250	07/01/2031	1,213,606
3,000,000	Puerto Rico Electric Power Authority, Series CCC[8]	5.250	07/01/2027	1,038,750
6,000,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000	07/01/2025	5,868,960
1,450,000	Puerto Rico Electric Power Authority, Series TT8	5.000	07/01/2032	502,063
1,670,000	Puerto Rico Electric Power Authority, Series WW8	5.000	07/01/2028	578,238
2,445,000	Puerto Rico Electric Power Authority, Series XX8	5.250	07/01/2040	846,581
725,000	Puerto Rico Electric Power Authority, Series ZZ8	5.000	07/01/2022	251,031
1,000,000	Puerto Rico Highway & Transportation Authority[8]	5.300	07/01/2035	597,500
10,000	Puerto Rico Highway & Transportation Authority, Series A8	5.000	07/01/2038	2,013
325,000	Puerto Rico Highway & Transportation Authority, Series H8	5.000	07/01/2028	65,406
270,000	Puerto Rico Infrastructure[4]	5.000	07/01/2041	11,475
1,400,000	Puerto Rico Infrastructure (Mepsi Campus)[8]	6.500	10/01/2037	696,500
200,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	04/01/2027	193,974
1,250,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.000	03/01/2036	1,115,625
125,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.125	04/01/2032	116,573
185,000	Puerto Rico ITEMECF (Ana G. Mendez University)[1]	5.375	04/01/2042	168,714
1,265,000	Puerto Rico Public Buildings Authority[8]	6.000	07/01/2019	370,481
2,070,000	Puerto Rico Public Buildings Authority[4]	6.000	07/01/2041	610,650
1,500,000	Puerto Rico Public Buildings Authority[8]	6.500	07/01/2030	442,500
1,000,000	Puerto Rico Public Buildings Authority[4]	6.750	07/01/2036	297,500
3,000,000	Puerto Rico Public Buildings Authority[8]	10.000	07/01/2034	903,750
1,015,000	Puerto Rico Public Buildings Authority, Series D8	5.250	07/01/2036	299,425
5,725,000	Puerto Rico Public Finance Corp., Series B8	5.500	08/01/2031	221,844
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A8	5.375	08/01/2039	768,750
7,385,000	Puerto Rico Sales Tax Financing Corp., Series A8	5.500	08/01/2037	1,135,444
950,000	Puerto Rico Sales Tax Financing Corp., Series A8	5.500	08/01/2042	146,063
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A8	5.750	08/01/2037	768,750
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A8	6.375	08/01/2039	768,750
3,000,000	Puerto Rico Sales Tax Financing Corp., Series A8	6.500	08/01/2044	461,250
30,000,000	Puerto Rico Sales Tax Financing Corp., Series A8	7.276 [7]	08/01/2034	1,458,900
18,015,000	Puerto Rico Sales Tax Financing Corp., Series C8	5.711 [7]	08/01/2038	735,552

8        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$22,130,000	Puerto Rico Sales Tax Financing Corp., Series C8	5.750%	08/01/2057	$9,460,575
5,500,000	Puerto Rico Sales Tax Financing Corp., Series C8	6.000	08/01/2039	845,625
1,000,000	Puerto Rico Sales Tax Financing Corp., Series C8	6.000	08/01/2042	153,750
3,235,000	University of Puerto Rico, Series P	5.000	06/01/2030	2,102,750
1,300,000	University of Puerto Rico, Series Q	5.000	06/01/2030	845,000
2,500,000	V.I. Public Finance Authority, Series C	5.000	10/01/2039	1,475,000
17,450,000	V.I. Tobacco Settlement Financing Corp.	6.247 [7]	05/15/2035	3,549,156
2,195,000	V.I. Tobacco Settlement Financing Corp.	6.497 [7]	05/15/2035	434,456
4,150,000	V.I. Tobacco Settlement Financing Corp.	6.872 [7]	05/15/2035	741,564
7,000,000	V.I. Tobacco Settlement Financing Corp.	7.622 [7]	05/15/2035	1,250,830
1,715,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000	05/15/2031	1,718,361
				184,728,214

Total Investments, at Value (Cost $844,955,586)—107.8%				744,009,409
Net Other Assets (Liabilities)—(7.8)				(53,698,969)
Net Assets—100.0%				$ 690,310,440

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

3. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the

Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

4. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Interest or dividend is paid-in-kind, when applicable.

7. Zero coupon bond reflects effective yield on the original acquisition date.

8. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

To simplify the listings of securities, abbreviations are used per the table below:

AHlth	Abington Health
AHlthF	Abington Health Foundation
AHSys	Aria Health System
AMH	Abington Memorial Hospital
AMS	ACTS Management Services, Inc.
AriaH	Aria Health
ARLC	ACTS Retirement-Life Communities, Inc.
ASCS	ACTS Signature Community Services, Inc.
ATI	Azalea Trace, Inc.
BHospital	Reading Hospital
CHH	Chestnut Hill Hospital
EDFA	Economic Devel. Finance Authority

9        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)
GO	General Obligation
GPA	General Purpose Authority
H&EFA	Health and Educational Facilities Authority
HDA	Hospital Devel. Authority
HEBA	Higher Education Building Authority
HEFA	Higher Education Facilities Authority
HEHA	Higher Education and Health Authority
IDA	Industrial Devel. Agency
IRSch	Iron Range School
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JH	Jennersville Hospital
JUP	Jefferson University Physicians
KC	Kidspeace Corporation
KCH	Kidspeace Childrens Hospital
KMAKNC	Kidspeace Mesabi Academy
KNCONM	Kidspeace National Centers of North America
KNCONY	Kidspeace National Centers of New York
LHosp	Landsdale Hospital
LVE	Lanier Village Estates, Inc.
LVHM	Lehigh Valley Hospital-Muhlenberg
LVHN	Lehigh Valley Health Network
LVlyH	Lehigh Valley Hospital
MAS	Mercy Adult Services
MCMCSPA	Mercy Catholic Medical Center of Southeastern Pennsylvania
MHH	Mercy Haverford Foundation
MHP	Mercy Health Plan
MHSSPA	Mercy Health System of Southeastern Pennsylvania
NPFGC	National Public Finance Guarantee Corp.
NPHC	Northeastern Pennsylvania Health Corp.
PHospital	Phoenixville Hospital
PHSys	Pocono Health System
PMCtr	Pocono Medical Center
PottsH	Pottstown Hospital
ReR	Residential Resources
RHosp	Reading Hospital
RRDC	Residential Resources Devel. Corp.
RRSW	Residential Resources Southwest
SMCSJS	Schuylkill Medical Center South Jackson Street
SRehC	Simpson Retirement Communities
SRMC	Schuylkill Regional Medical Center
TASC	Tobacco Settlement Asset-Backed Bonds
THlth	Tower Health
TJU	Thomas Jefferson University
TJUH	Thomas Jefferson University Hospital
TJUHS	TJUH System
UPMC	University of Pittsburgh Medical Center
V.I.	United States Virgin Islands

10        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2017 Unaudited

1. Organization

Oppenheimer Rochester Pennsylvania Municipal Fund (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public

11        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Pennsylvania	$—	$559,281,195	$—	$559,281,195
U.S. Possessions	—	184,728,214	—	184,728,214

Total Assets	$—	$744,009,409	$—	$744,009,409

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above

12        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

2. Securities Valuation (Continued)

table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Pennsylvania	$27	$(27)

Total Assets	$27	$(27)

*	Transferred from Level 3 to Level 2 due to the availability of market data for this security.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a

“tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”).

The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is

13        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating

14        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

3. Investments and Risks (Continued)

rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $19,460,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund

15        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $37,822,901 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $25,460,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 3,250,000	Berks County, PA Municipal Authority Tender Option Bond Series 2015-XF2016 Trust[3]	13.738%	11/1/31	$4,227,860
3,000,000	PA GO Tender Option Bond Series 2016-XF0534 Trust	12.116	6/1/22	4,251,450
3,230,000	PA Southcentral General Authority (Hanover Hospital) Tender Option Bond Series 2015-XF2131 Trust[3]	16.301	6/1/29	3,883,591

				$12,362,901

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate

16        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

3. Investments and Risks (Continued)

securities amounts to $25,460,000.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$10,432,353

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority (“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities are expected to be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority

17        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:

Cost	$148,826,401
Market Value	$46,441,471
Market Value as % of Net Assets	6.73%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.

Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.

18        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

4. Market Risk Factors (Continued)

Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

19        OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS October 31, 2017 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—110.2%
Alabama—4.1%
$2,710,000	AL Port Authority (Alabama Docks Dept.)[1]	5.000%	10/01/2028	$3,202,353
2,380,000	AL Port Authority (Alabama Docks Dept.)[1]	5.000	10/01/2029	2,796,690
4,500,000	Homewood, AL Educational Building Authority (Samford University)[1]	5.000	12/01/2047	5,041,395
21,895,000	Jefferson County, AL Sewer[1]	0.000 [2]	10/01/2039	18,273,786
30,000,000	Jefferson County, AL Sewer[1]	0.000 [2]	10/01/2046	24,879,000
20,045,000	Jefferson County, AL Sewer[1]	0.000 [2]	10/01/2046	17,172,552
17,500,000	Jefferson County, AL Sewer[1]	0.000 [2]	10/01/2050	14,983,675
45,050,000	Jefferson County, AL Sewer[1]	0.000 [2]	10/01/2050	37,230,221
5,000,000	Jefferson County, AL Sewer[1]	5.500	10/01/2053	5,706,650
51,500,000	Jefferson County, AL Sewer[1]	6.500	10/01/2053	61,536,835
25,000,000	Jefferson County, AL Sewer[1]	7.000	10/01/2051	30,762,000
500,000	Mobile, AL Improvement District (McGowin Park)[1]	5.250	08/01/2030	516,240
1,300,000	Mobile, AL Improvement District (McGowin Park)[1]	5.500	08/01/2035	1,336,764
				223,438,161

Alaska—0.4%
1,965,208	AK Industrial Devel. & Export Authority (Anchorage Sportsplex/Grace Community Church Obligated Group)[3]	6.120	08/01/2031	255,477
1,650,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[4]	5.875	12/01/2027	111,375
500,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[4]	6.000	12/01/2036	33,750
1,755,000	AK Municipal Bond Bank Authority[1]	5.000	12/01/2030	2,006,649
1,365,000	AK Municipal Bond Bank Authority[1]	5.000	12/01/2031	1,556,100
1,960,000	AK Municipal Bond Bank Authority[1]	5.000	12/01/2032	2,222,836
2,055,000	AK Municipal Bond Bank Authority1	5.000	12/01/2033	2,318,533
20,860,000	AK Northern Tobacco Securitization Corp. (TASC)	6.372 [5]	06/01/2046	1,617,276
10,240,000	Koyukuk, AK (Tanana Chiefs Conference Health Care Facility)[1]	7.750	10/01/2041	11,486,413
				21,608,409

Arizona—1.3%
580,000	AZ IDA (Franklin Phonetic Charter School)[1]	5.500	07/01/2037	576,508
680,000	AZ IDA (Franklin Phonetic Charter School)[1]	5.750	07/01/2047	676,104
645,000	AZ IDA (Franklin Phonetic Charter School)[1]	5.875	07/01/2052	643,516
3,807,000	Buckeye, AZ Watson Road Community Facilities District	6.000	07/01/2030	3,689,592
4,680,000	East San Luis, AZ Community Facilities District Special Assessment (Area One)[3]	6.375	01/01/2028	2,667,600
140,000	East San Luis, AZ Community Facilities District Special Assessment (Area Two)[3]	8.500	01/01/2028	70,000
1,184,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[1]	6.375	07/01/2022	1,184,332
3,877,000	Estrella Mountain Ranch, AZ Community Facilities District (Golf Village)[1]	6.750	07/01/2032	3,878,086

1 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Arizona (Continued)
$7,225,000	Maricopa County, AZ IDA (Christian Care Surprise)	6.000%	01/01/2048	$7,367,043
1,870,000	Maricopa County, AZ IDA (Immanuel Campus Care)[3]	8.500	04/20/2041	1,290,300
294,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[1]	5.250	07/01/2024	294,382
435,000	Merrill Ranch, AZ Community Facilities District No. 2[1]	5.250	07/15/2040	488,888
262,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien[1]	5.250	07/01/2024	261,693
641,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien[1]	5.300	07/01/2030	640,942
420,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)	5.300	07/15/2025	392,687
350,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)	5.350	07/15/2031	308,598
1,650,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)	6.250	07/01/2036	1,649,884
4,135,000	Phoenix, AZ IDA (Freedom Academy)[1]	5.500	07/01/2046	4,182,925
1,935,000	Phoenix, AZ IDA (Gourmet Boutique West)	5.875	11/01/2037	1,682,599
1,550,000	Pima County, AZ IDA (Christian Care Tucson)[1]	5.000	06/15/2037	1,726,948
2,830,000	Pima County, AZ IDA (Christian Care Tucson)[1]	5.000	12/15/2047	3,119,000
2,400,000	Pima County, AZ IDA (Excalibur Charter School)[1]	5.500	09/01/2046	2,312,520
2,985,000	Pima County, AZ IDA (New Plan Learning/OG Ohio/250 Shoup Mill Obligated Group)[1]	8.125	07/01/2041	3,031,924
3,315,000	Pima County, AZ IDA (P.L.C. Charter Schools)[1]	6.000	12/01/2036	3,524,574
6,310,000	Pima County, AZ IDA (P.L.C. Charter Schools)[1]	6.000	12/01/2046	6,648,027
5,730,000	Pima County, AZ IDA (P.L.C. Charter Schools)[1]	7.500	04/01/2041	7,206,908
1,025,000	Pima County, AZ IDA (Paideia Academies)	6.000	07/01/2035	1,074,887
3,310,000	Pima County, AZ IDA (Paideia Academies)	6.125	07/01/2045	3,420,951
635,000	Pinal County, AZ IDA (San Manuel Facility)[1]	6.250	06/01/2026	645,560
1,022,000	Prescott Valley, AZ Southside Community Facilities District No. 1	7.250	07/01/2032	768,595
265,000	Show Low Bluff, AZ Community Facilities District	5.600	07/01/2031	253,189
1,000,000	Tartesso West, AZ Community Facilities District[1]	5.900	07/15/2032	1,000,420
695,000	Tempe, AZ IDA (Tempe Life Care Village)[1]	6.000	12/01/2032	743,859
1,550,000	Tempe, AZ IDA (Tempe Life Care Village)[1]	6.250	12/01/2042	1,657,772
675,000	Verrado, AZ Community Facilities District No. 1[1]	5.700	07/15/2029	724,410
1,800,000	Verrado, AZ Community Facilities District No. 1[1]	6.000	07/15/2027	1,969,344
610,000	Verrado, AZ Community Facilities District No. 1[1]	6.000	07/15/2033	653,627
				72,428,194

Arkansas—0.1%
5,470,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[4]	6.250	02/01/2038	3,993,100

California—15.7%
2,500,000	Adelanto, CA Public Utility Authority[1]	6.750	07/01/2039	2,677,075
7,300,000	Alameda, CA Corridor Transportation Authority[1]	5.000	10/01/2034	8,508,880

2 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
California (Continued)
$750,000	Alhambra, CA (Atherton Baptist Homes)[1]	7.625%	01/01/2040	$853,995
50,000	Beaumont, CA Financing Authority, Series C1	5.000	09/01/2022	50,554
190,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	6.200	05/01/2031	190,084
5,500,000	Brea, CA Community Facilities District (Brea Plaza Area)[1]	7.375	09/01/2039	5,900,675
127,310,000	CA County Tobacco Securitization Agency	5.307 [5]	06/01/2046	17,622,250
107,400,000	CA County Tobacco Securitization Agency	5.502 [5]	06/01/2050	9,276,138
212,950,000	CA County Tobacco Securitization Agency	6.341 [5]	06/01/2055	9,124,907
33,920,000	CA County Tobacco Securitization Agency	6.647 [5]	06/01/2046	3,818,374
215,100,000	CA County Tobacco Securitization Agency	6.998 [5]	06/01/2055	10,572,165
7,765,000	CA County Tobacco Securitization Agency	8.145 [5]	06/01/2033	2,976,480
255,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250	06/01/2045	255,668
7,000,000	CA County Tobacco Securitization Agency (TASC)	5.250	06/01/2046	6,999,370
625,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500	06/01/2033	634,225
520,920,000	CA County Tobacco Securitization Agency (TASC)	5.559 [5]	06/01/2050	59,150,466
18,500,000	CA County Tobacco Securitization Agency (TASC)[1]	5.650 [2]	06/01/2041	18,668,720
18,030,000	CA County Tobacco Securitization Agency (TASC)[1]	5.700 [2]	06/01/2046	18,098,153
2,775,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2035	2,803,666
7,285,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2043	7,389,831
4,670,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2042	4,715,673
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	6.125	06/01/2038	5,000,400
9,125,000	CA Enterprise Devel. Authority (Sunpower Corp.)	8.500	04/01/2031	9,912,670
16,780,000	CA GO1	4.000	11/01/2033	18,402,458
24,160,000	CA GO6	4.000	11/01/2034	26,285,384
20,000,000	CA GO6	4.000	11/01/2035	21,759,424
19,585,000	CA GO1	5.000	08/01/2030	23,948,342
2,160,000	CA GO1	5.000	09/01/2031	2,598,718
10,000,000	CA GO1	5.000	08/01/2035	11,806,500
545,000	CA GO1	5.000	04/01/2038	554,134
555,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2029	647,824
141,610,000	CA Golden State Tobacco Securitization Corp. (TASC)	5.750	06/01/2047	141,607,168
30,420,000	CA Health Facilities Financing Authority (SJHS/ SJHCN/SJHE/SJHO Obligated Group)[6]	5.750	07/01/2039	32,607,644
1,835,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)[1]	6.250	07/15/2050	1,980,405
10,000,000	CA Infrastructure and Economic Devel. (SanfordConsortium)[6]	5.000	05/15/2040	10,958,900
5,000,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2047	5,592,850
750,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	8.500	11/01/2039	858,210
3,000,000	CA Pollution Control Financing Authority (Aemerge Redpak Services Southern CA)	8.000	12/01/2027	3,011,790
6,075,000	CA Pollution Control Financing Authority (Calplant I)	7.500	07/01/2032	6,463,496

3 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$9,600,000	CA Pollution Control Financing Authority (Calplant I)	8.000%	07/01/2039	$10,612,800
60,000	CA Public Works[1]	6.625	11/01/2034	59,909
5,945,000	CA School Finance Authority Charter School (Grimmway Schools)[1]	5.250	07/01/2051	6,018,837
385,000	CA School Finance Authority Charter School (Kepler Neighborhood School)	5.000	05/01/2027	394,656
900,000	CA School Finance Authority Charter School (Kepler Neighborhood School)	5.750	05/01/2037	914,472
1,230,000	CA School Finance Authority Charter School (Kepler Neighborhood School)	5.875	05/01/2047	1,249,225
850,000	CA School Finance Authority Charter School (RE/ REW/RLSA/RDP/RRCP/RSCP/RNNE/RMS/RSSPA/ RBM/RSA Obligated Group)	5.125	06/01/2047	862,061
900,000	CA School Finance Authority Charter School (RE/ REW/RLSA/RDP/RRCP/RSCP/RNNE/RMS/RSSPA/ RBM/RSA Obligated Group)	5.250	06/01/2052	917,388
4,330,000	CA School Finance Authority School Facility (Escuela Popular Del Pueblo)	6.500	07/01/2050	4,391,486
160,600,000	CA Silicon Valley Tobacco Securitization Authority	8.146 [5]	06/01/2056	8,264,476
20,800,000	CA Silicon Valley Tobacco Securitization Authority	8.692 [5]	06/01/2041	4,906,720
58,990,000	CA Silicon Valley Tobacco Securitization Authority	8.898 [5]	06/01/2047	9,098,618
60,785,000	CA Silicon Valley Tobacco Securitization Authority	8.995 [5]	06/01/2036	21,685,657
13,505,000	CA Silicon Valley Tobacco Securitization Authority	8.998 [5]	06/01/2047	1,656,928
25,920,000	CA State University[6]	5.000	11/01/2047	30,386,966
1,145,000	CA Statewide CDA (Albert Einstein Academy)	6.000	11/01/2032	790,050
1,730,000	CA Statewide CDA (Albert Einstein Academy)	6.250	11/01/2042	1,193,700
10,000	CA Statewide CDA (Escrow Term)[1]	6.750	09/01/2037	10,012
4,020,000	CA Statewide CDA (Guidance Charter School)	6.500	07/01/2037	4,150,489
14,690,000	CA Statewide CDA (Guidance Charter School)	6.750	07/01/2052	15,161,402
2,019,578	CA Statewide CDA (Microgy Holdings)[3]	9.000	12/01/2038	10,098
7,900,000	CA Statewide CDA (Yucaipa Valley Water Reservoir)	6.000	09/02/2044	7,564,724
4,515,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000	05/01/2037	4,517,619
1,120,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000	05/01/2043	1,120,235
100,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000	05/01/2043	100,021
2,500,000	Calexico, CA Community Redevel. Agency Tax Allocation (Central Business District & Residential Redevel.)[1]	7.250	08/01/2033	2,946,675
1,440,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1[1]	6.625	09/01/2039	1,583,482
1,215,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2030	1,452,508
7,780,000	Fresno, CA Unified School District	4.319 [5]	08/01/2042	2,849,581
1,205,000	Lathrop, CA Special Tax Community Facilities District No. 03-2[1]	7.000	09/01/2033	1,208,531

4 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
California (Continued)
$4,000,000	Long Beach, CA Harbor Revenue[1]	5.000%	05/15/2043	$4,608,960
1,625,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)[1]	5.750	09/01/2040	1,686,522
21,000,000	Los Angeles, CA Dept Wtr & Pwr Revenue[6]	5.000	07/01/2035	25,047,610
1,500,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.000	05/15/2033	1,746,525
7,500,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.375	05/15/2030	7,738,950
31,940,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[6]	5.375	05/15/2030	32,910,896
5,000,000	Los Angeles, CA Dept. of Water & Power[6]	5.000	07/01/2034	5,217,975
8,390,000	Los Angeles, CA Regional Airports Improvement Corp. (Delta-Continental Airlines)[1]	9.250	08/01/2024	8,445,542
200,000	Maywood, CA Public Financing Authority[1]	7.000	09/01/2038	200,270
10,000,000	Northern CA Tobacco Securitization Authority (TASC)[1]	5.375	06/01/2038	9,999,900
115,975,000	Northern CA Tobacco Securitization Authority (TASC)	6.372 [5]	06/01/2045	16,485,846
45,000	Placer County, CA Improvement Bond Act 1915[1]	6.500	09/02/2030	45,107
21,711,000	River Rock, CA Entertainment Authority[4]	8.000	11/01/2018	6,513,300
1,750,000	Riverside County, CA Redevel. Agency[1]	7.125	10/01/2042	2,122,050
3,805,000	Sacramento County, CA Airport System[1]	5.250	07/01/2033	3,906,023
100,000	Sacramento County, CA Special Tax Community Facilities District No. 2004-1 (McClellan Park)	6.000	09/01/2031	103,239
2,000,000	San Buenaventura, CA Community Memorial Health Systems[1]	8.000	12/01/2031	2,400,900
16,245,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.750	05/01/2020	16,615,223
750,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.750	08/01/2041	884,002
1,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	7.000	08/01/2041	1,186,620
6,000,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.750	06/01/2026	6,960,780
12,115,000	Stockton, CA Unified School District	5.918 [5]	08/01/2038	5,639,169
14,735,000	Stockton, CA Unified School District	5.948 [5]	08/01/2041	5,888,548
17,145,000	Stockton, CA Unified School District	5.948 [5]	08/01/2043	6,294,444
6,245,000	Stockton, CA Unified School District	5.997 [5]	08/01/2037	3,039,504
1,335,000	Susanville, CA Public Financing Authority (Utility Enterprises)[1]	5.875	06/01/2035	1,392,432
1,425,000	Susanville, CA Public Financing Authority (Utility Enterprises)[1]	6.000	06/01/2045	1,494,811
7,000,000	University of California[1]	5.000	05/15/2037	8,339,100
3,500,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.500	09/01/2042	4,206,300
				851,483,540

Colorado—2.5%
1,075,000	Amber Creek, CO Metropolitan District	5.125	12/01/2047	1,076,010

5 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Colorado (Continued)
$515,000	Amber Creek, CO Metropolitan District	7.750%	12/15/2047	$515,546
3,100,000	Base Village, CO Metropolitan District No. 2[1]	5.750	12/01/2046	3,242,693
500,000	Blue Lake, CO Metropolitan District No. 2	8.000	12/15/2046	500,005
551,000	BNC, CO Metropolitan District No. 1[7]	7.375	12/15/2047	551,430
500,000	Clear Creek Station, CO Metropolitan District No. 2	7.375	12/15/2047	504,505
4,500,000	CO Canyons Metropolitan District No. 5	6.125	12/01/2047	4,561,200
2,000,000	CO Canyons Metropolitan District No. 6	6.125	12/01/2047	2,004,300
1,025,000	CO Country Club Highlands Metropolitan District[4]	7.250	12/01/2037	358,750
2,600,000	CO Elbert and Highway 86 Metropolitan District[1]	5.750	12/01/2046	2,673,268
4,475,000	CO Elbert and Highway 86 Metropolitan District[4]	7.500	12/01/2032	2,729,750
2,176,000	CO Elkhorn Ranch Metropolitan District[4]	6.375	12/01/2035	1,441,861
1,780,000	CO Fossil Ridge Metropolitan District No. 1[1]	7.250	12/01/2040	1,891,375
4,425,000	CO Health Facilities Authority (ELGS/ELGSS/ ELGSF/GSSH Obligated Group)[1]	5.000	06/01/2047	4,885,333
14,350,000	CO Health Facilities Authority (Sisters of Charity of Leavenworth Health System)[6]	5.000	01/01/2044	15,900,733
1,030,000	CO Health Facilities Authority Health & Residential Care Facilities (Volunteers of America)[1]	5.300	07/01/2037	1,030,021
1,945,000	CO Midcities Metropolitan District No. 2	7.750	12/15/2046	1,942,180
2,275,000	CO Neu Towne Metropolitan District[4]	7.250	12/01/2034	637,000
680,000	CO North Range Metropolitan District No. 2[1]	5.500	12/15/2018	683,672
1,000,000	CO North Range Metropolitan District No. 2[1]	5.500	12/15/2037	1,005,400
12,585,000	CO Park Valley Water and Sanitation Metropolitan District	5.993 [5]	12/15/2017	2,642,850
1,590,000	CO Potomac Farms Metropolitan District	7.250	12/01/2037	1,354,187
248,000	CO Potomac Farms Metropolitan District	7.625 [2]	12/01/2023	217,084
500,000	CO Silver Peaks Metropolitan District	5.750	12/01/2036	391,225
1,720,000	CO Sorrell Ranch Metropolitan District[3]	6.750	12/15/2036	602,000
1,213,000	CO Stoneridge Metropolitan District[1]	5.625	12/01/2036	1,217,549
569,000	CO Table Mountain Metropolitan District	7.750	12/15/2045	588,335
8,000,000	CO Talon Pointe Metropolitan District[3]	8.000	12/01/2039	560,000
3,415,000	Cundall Farms, CO Metropolitan District	6.875	12/01/2044	3,418,961
785,000	Cundall Farms, CO Metropolitan District	7.750	12/15/2044	741,911
19,515,000	Denver, CO City & County Airport[1]	5.000	11/15/2030	19,581,936
10,000,000	Denver, CO City & County Board of Water Commissioners[1]	5.000	09/15/2047	11,856,900
1,250,000	Denver, CO Connection West Metropolitan District	5.375	08/01/2047	1,256,037
2,000,000	Erie Farm, CO Metropolitan District	5.500	12/01/2045	2,041,000
600,000	Erie Farm, CO Metropolitan District	7.750	12/15/2045	603,666
2,065,000	Hawthorn, CO Metropolitan District No. 2[1]	6.375	12/01/2044	2,067,437
950,000	Hawthorn, CO Metropolitan District No. 2	7.750	12/15/2044	936,035
775,000	Iliff Commons, CO Metropolitan District No. 3	6.000	12/01/2046	790,151
1,626,000	Lewis Pointe, CO Metropolitan District	7.750	12/15/2047	1,638,667
500,000	Leyden Ranch, CO Metropolitan District	7.000	12/15/2047	511,215
1,195,000	Leyden Rock, CO Metropolitan District No. 10	7.250	12/15/2045	1,183,540
1,000,000	Mountain Shadows, CO Metropolitan District[1]	5.000	12/01/2046	1,017,900

6 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Colorado (Continued)
$2,595,000	Prairiestar, CO Metropolitan District No. 2	5.750%	12/01/2046	$2,383,040
810,000	Southglenn, CO Metropolitan District[1]	5.000	12/01/2036	824,459
725,000	Tabernash Meadows, CO Water & Sanitation District[1]	7.125	12/01/2034	767,173
295,000	Tallyns Reach CO Metropolitan District No. 3[1]	5.000	12/01/2033	314,544
1,220,000	Tallyns Reach, CO Metropolitan District No. 3	6.750	11/01/2038	1,225,307
750,000	Thompsong Crossing, CO Metropolitan District No. 6[1]	6.000	12/01/2044	761,655
1,645,000	Villas Eastlake Reservoir, CO Metropolitan District[1]	6.500	12/01/2046	1,724,602
20,183,519	Woodmen Heights, CO Metropolitan District No. 1	0.000 [2]	12/15/2041	17,687,827
5,342,763	Woodmen Heights, CO Metropolitan District No. 1[1]	6.000	12/01/2041	5,396,244
1,245,000	York Street, CO Metropolitan District	6.250	12/01/2047	1,264,820

				135,703,289

Connecticut—1.2%
12,500,000	CT GO1	4.000	08/15/2030	13,319,375
5,295,000	CT GO1	4.000	08/15/2031	5,612,859
8,275,000	CT Special Tax[1]	5.000	09/01/2028	9,754,074
6,000,000	CT Special Tax[1]	5.000	08/01/2032	6,846,060
7,965,000	CT Special Tax[1]	5.000	08/01/2033	9,052,700
6,515,000	CT Special Tax (Transportation Infrastructure)[1]	5.000	09/01/2027	7,531,666
8,125,000	CT Special Tax (Transportation Infrastructure)[1]	5.000	09/01/2030	9,473,100
470,000	Georgetown, CT Special Taxing District[3]	5.125	10/01/2036	150,400
1,580,000	Hartford, CT GO1	5.000	10/01/2033	1,699,258
12,200,029	Mashantucket Western Pequot Tribe CT8	6.050	07/01/2031	488,001

				63,927,493

Delaware—0.1%
1,119,000	Bridgeville, DE Special Obligation (Heritage Shores)[1]	5.450	07/01/2035	1,118,933
7,200,000	Millsboro, DE Special Obligation (Plantation Lakes)	5.450	07/01/2036	6,496,632
				7,615,565

District of Columbia—2.7%
4,745,000	District of Columbia (Howard University)[1]	6.250	10/01/2032	5,530,203
5,255,000	District of Columbia (Howard University)[1]	6.250	10/01/2032	5,662,683
19,295,000	District of Columbia (Howard University)[1]	6.500	10/01/2041	20,787,468
315,000	District of Columbia (Howard University)[1]	6.500	10/01/2041	369,750
3,200,000	District of Columbia Center for Strategic & International Studies[1]	6.375	03/01/2031	3,461,536
2,000,000	District of Columbia Center for Strategic & International Studies[1]	6.625	03/01/2041	2,169,840
32,680,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750	05/15/2040	34,372,170

7 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
District of Columbia (Continued)
$1,375,680,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	5.909%[5]	06/15/2055	$45,012,250
1,055,000,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.211 [5]	06/15/2055	27,735,950

				145,101,850

Florida—9.7%
750,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)[1]	8.000	10/01/2032	886,807
1,000,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)[1]	8.000	10/01/2042	1,172,650
1,000,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)[1]	8.000	10/01/2046	1,167,810
4,655,000	Amelia Concourse, FL Community Devel. District[3]	5.750	05/01/2038	4,329,150
3,385,000	Amelia Concourse, FL Community Devel. District	6.000	05/01/2047	3,168,258
6,040,000	Arlington Ridge, FL Community Devel. District[1]	5.500	05/01/2036	5,603,550
1,045,000	Avignon Villages, FL Community Devel. District[3]	5.300	05/01/2014	73,150
755,000	Avignon Villages, FL Community Devel. District[3]	5.400	05/01/2037	52,850
15,269,400	Baker, FL Correctional Devel. Corp. (Baker County Detention Center)	8.000	02/01/2030	12,393,103
225,000	Bayshore, FL Hsg. Corp.[3]	8.000	12/01/2016	101,250
530,000	Baywinds, FL Community Devel. District[1,7]	7.020	05/01/2022	536,058
7,555,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)[1]	6.000	10/01/2042	7,930,483
725,000	Boynton Village, FL Community Devel. District Special Assessment	6.000	05/01/2038	725,007
165,000	Broward County, FL HFA (Single Family)[1]	5.000	10/01/2039	165,157
5,845,000	Buckeye Park, FL Community Devel. District[3]	7.875	05/01/2038	2,104,200
865,000	Carlton Lakes, FL Community Devel. District Special Assessment[7]	5.625	11/01/2036	888,649
2,105,000	Carlton Lakes, FL Community Devel. District Special Assessment[7]	5.750	11/01/2047	2,155,457
5,000,000	Central FL Expressway Authority[1]	4.000	07/01/2036	5,304,300
25,360,000	CFM, FL Community Devel. District, Series A3	6.250	05/01/2035	9,129,600
8,115,000	Chapel Creek, FL Community Devel. District Special Assessment[3]	5.500	05/01/2038	5,599,350
13,074,058	Clearwater Cay, FL Community Devel. District[3]	5.500	05/01/2037	7,452,213
1,690,000	Creekside, FL Community Devel. District[3]	5.200	05/01/2038	726,700
20,000	Crosscreek, FL Community Devel. District[3]	5.500	05/01/2017	19,800
960,000	Crosscreek, FL Community Devel. District[7]	5.600	05/01/2037	960,000
35,000	Crosscreek, FL Community Devel. District[4]	5.600	05/01/2039	34,314
1,530,000	Crosscreek, FL Community Devel. District[7]	6.750	11/30/2021	1,543,801
55,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050	11/01/2039	55,073
900,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)[1]	8.000	06/01/2022	904,095
1,940,000	Durbin Crossing, FL Community Devel. District Special Assessment[4]	5.250	11/01/2020	396,730
6,718,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)	7.000	07/15/2032	5,038,500

8 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$12,500,000	FL Capital Trust Agency (Atlantic Hsg. Foundation)	8.260%	07/15/2038	$9,375,000
850,000	FL Capital Trust Agency (Elim Senior Hsg.)	5.625	08/01/2037	870,094
2,350,000	FL Capital Trust Agency (Elim Senior Hsg.)	5.875	08/01/2052	2,410,230
6,045,000	FL Devel. Finance Corp. (Florida Charter Educational Foundation)	5.000	07/15/2046	5,795,825
90,000	FL HFA (Stoddert Arms Apartments)[1]	6.250	09/01/2026	90,143
2,635,170	FL Lake Ashton II Community Devel. District[1]	5.375	05/01/2036	2,452,632
3,334,862	Glades, FL Correctional Devel. Corp.	0.000	03/01/2030	8,370
6,240,678	Glades, FL Correctional Devel. Corp.	7.000	03/01/2030	4,618,227
2,890,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[1,7]	5.500	05/01/2038	2,783,475
1,665,000	Harbor Bay, FL Community Devel. District[1]	6.750	05/01/2034	1,672,343
345,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A1	5.500	05/01/2036	345,010
5,480,000	Indigo, FL Community Devel. District[4]	5.750	05/01/2036	3,836,000
15,000,000	Lake County, FL Senior Living (Village Veranda at Lady Lake/VVLL Properties Obligated Group)[7]	7.125	01/01/2052	14,596,200
17,805,000	Lakewood Ranch, FL Stewardship District (Country Club East Investors)[1]	5.400	05/01/2037	17,875,686
3,620,000	Legends Bay, FL Community Devel. District[7]	5.875	05/01/2038	3,621,376
100,000	Leon County, FL Educational Facilities Authority (Southgate Residence Hall)[1]	6.750	09/01/2028	100,035
1,275,000	Liberty County, FL Revenue (Twin Oaks)[3]	8.250	07/01/2028	765,000
1,005,000	Madison County, FL Mtg. (Twin Oaks)	6.000	07/01/2025	983,815
5,000,000	Magnolia Creek, FL Community Devel. District[3]	5.600	05/01/2014	1,050,000
5,360,000	Magnolia Creek, FL Community Devel. District[3]	5.900	05/01/2039	1,125,600
2,805,000	Magnolia West, FL Community Devel. District Special Assessment[4]	5.350	05/01/2037	1,486,650
1,395,000	Main Street, FL Community Devel. District[1,7]	6.800	05/01/2038	1,400,440
1,140,000	Main Street, FL Community Devel. District[1]	6.800	05/01/2038	1,172,308
1,715,000	Miami, FL World Center Community Devel. District[1]	5.125	11/01/2039	1,801,950
2,570,000	Miami, FL World Center Community Devel. District[1]	5.250	11/01/2049	2,728,440
4,000,000	Miami-Dade County, FL School Board[1]	5.000	05/01/2031	4,611,840
5,455,000	Miami-Dade County, FL School Board[1]	5.000	05/01/2032	6,289,397
10,000,000	Miami-Dade County, FL School Board COP[6]	5.000	02/01/2027	10,466,175
10,000,000	Miami-Dade County, FL School Board COP[6]	5.250	02/01/2027	10,501,250
50,000,000	Miami-Dade County, FL School Board COP[6]	5.375	02/01/2034	52,563,125
12,430,000	Montecito, FL Community Devel. District[3]	5.100	05/01/2013	8,949,600
5,405,000	Montecito, FL Community Devel. District[4]	5.500	05/01/2037	4,324,000
9,960,000	Nassau County, FL (Nassau Care Centers)	6.900	01/01/2038	10,105,914
3,640,000	Naturewalk, FL Community Devel. District[3]	5.300	05/01/2016	2,875,600
4,345,000	Naturewalk, FL Community Devel. District[4]	5.500	05/01/2038	3,432,550
3,000,000	Palm Beach County, FL Health Facilities Authority (Sinai Residences Boca Raton)[1]	7.500	06/01/2049	3,644,790
11,950,000	Palm Coast Park, FL Community Devel. District Special Assessment	5.700	05/01/2037	11,894,313

9 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$5,900,000	Palm Glades, FL Community Devel. District Special Assessment[1]	7.125%	05/01/2039	$6,076,705
1,850,000	Palm River, FL Community Devel. District[3]	5.150	05/01/2013	647,500
1,565,000	Palm River, FL Community Devel. District[3]	5.375	05/01/2036	547,750
1,420,000	Parkway Center, FL Community Devel. District, Series A1,7	6.300	05/01/2034	1,437,352
5,430,000	Pine Ridge Plantation, FL Community Devel. District	5.400	05/01/2037	4,786,002
2,250,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)[1]	7.125	09/15/2041	2,380,500
240,000	Port St. Lucie, FL Special Assessment (Peacock & Lowry)[1]	5.350	07/01/2027	240,418
9,400,000	Portico, FL Community Devel. District	5.450	05/01/2037	9,371,518
2,715,000	Portofino Cove, FL Community Devel. District Special Assessment	5.500	05/01/2038	2,659,478
5,905,000	Portofino Isles, FL Community Devel. District (Portofino Court)[3]	5.600	05/01/2036	2,480,100
1,000,000	Portofino Landings, FL Community Devel. District Special Assessment[3]	5.200	05/01/2017	400,000
1,955,000	Portofino Landings, FL Community Devel. District Special Assessment[3]	5.400	05/01/2038	782,000
2,470,000	Portofino Vista, FL Community Devel. District[3]	5.000	05/01/2013	1,531,400
3,420,000	Reunion East, FL Community Devel. District[4]	5.800	05/01/2036	34
1,525,000	Reunion East, FL Community Devel. District	6.600	05/01/2033	1,566,648
3,585,000	Reunion East, FL Community Devel. District	6.600	05/01/2036	3,682,906
1,425,000	Reunion East, FL Community Devel. District[4]	7.375	05/01/2033	14
140,000	Ridgewood Trails, FL Community Devel. District[1]	5.650	05/01/2038	138,825
7,580,000	River Glen, FL Community Devel. District Special Assessment[3]	5.450	05/01/2038	4,548,000
156,464	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	144,307
1,895,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.500	07/01/2040	1,978,835
4,000,000	Seminole County, FL IDA (Progressive Health)[1]	7.500	03/01/2035	4,003,520
3,240,000	South Bay, FL Community Devel. District[4]	0.000 [2]	05/01/2025	2,340,382
8,750,000	South Bay, FL Community Devel. District[4]	0.000 [2]	05/01/2036	6,333,950
7,035,000	South Bay, FL Community Devel. District[1]	5.125	05/01/2020	6,901,968
7,215,000	South Bay, FL Community Devel. District[1,7]	5.950	05/01/2036	6,883,254
5,110,000	South Bay, FL Community Devel. District[3]	5.950	05/01/2036	51
3,655,000	South Fork East, FL Community Devel. District[1]	6.500 [2]	05/01/2038	3,853,613
14,510,000	South Miami, FL Health Facilities Authority (BHSF/ BHM/HHI/SMH/MarH/DrsH/WKBP/BOS Obligated Group)[1]	5.000	08/15/2032	14,554,981
30,000,000	South Miami, FL Health Facilities Authority (BHSF/ BHM/HHI/SMH/MarH/DrsH/WKBP/BOS Obligated Group)[1]	5.000	08/15/2042	30,063,000
860,333	St. Johns County, FL IDA (Glenmoor)[4]	2.500	01/01/2049	9
2,325,000	St. Johns County, FL IDA (Glenmoor)[3]	5.375 [9]	01/01/2049	1,598,391
3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	5.875	08/01/2040	3,929,660

10 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	6.000%	08/01/2045	$3,941,420
1,000,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)	5.250	10/01/2041	846,090
16,765,000	Tern Bay, FL Community Devel. District[3]	5.000	05/01/2015	5,532,450
19,075,000	Tern Bay, FL Community Devel. District[3]	5.375	05/01/2037	6,294,750
10,610,000	Town Center, FL at Palm Coast Community Devel. District[1,7]	6.000	05/01/2036	10,624,854
4,950,000	Treeline, FL Preservation Community Devel. District[4]	6.800	05/01/2039	1,732,500
1,265,000	Villa Vizcaya, FL Community Devel. District Special Assessment[3]	5.550	05/01/2039	721,050
590,000	Villages of Glen Creek FL Community Devel. District Community Devel. District	4.750	05/01/2026	569,202
1,080,000	Villages of Glen Creek FL Community Devel. District Community Devel. District	5.250	05/01/2036	994,756
3,515,000	Villages of Glen Creek FL Community Devel. District Community Devel. District	5.375	05/01/2046	3,179,177
1,815,000	Villages of Glen Creek FL Community Devel. District Community Devel. District	5.375	05/01/2046	1,641,595
4,395,000	Waterford Estates, FL Community Devel. District Special Assessment[3]	5.125	05/01/2013	3,955,500
3,350,000	Waterford Estates, FL Community Devel. District Special Assessment[3]	5.500	05/01/2037	3,015,000
185,000	Watergrass, FL Community Devel. District Special Assessment	6.960	11/01/2017	175,750
130,000	Waters Edge, FL Community Devel. District[1]	5.350	05/01/2039	127,559
3,965,000	Waters Edge, FL Community Devel. District[1,7]	6.600 [2]	05/01/2039	3,986,371
14,800,000	Waterstone, FL Community Devel. District[3]	5.500	05/01/2018	11,840,000
1,215,000	West Villages, FL Improvement District[3]	5.350	05/01/2015	874,800
18,150,000	West Villages, FL Improvement District[3]	5.800	05/01/2036	13,068,000
14,925,000	Westridge, FL Community Devel. District[3]	5.800	05/01/2037	10,447,500
11,045,000	Westside, FL Community Devel. District[4]	5.650	05/01/2037	6,295,650
16,135,000	Westside, FL Community Devel. District[4]	7.200	05/01/2038	10,649,100
7,420,000	Wyld Palms, FL Community Devel. District[3]	5.400	05/01/2015	1,706,600
4,340,000	Wyld Palms, FL Community Devel. District[3]	5.500	05/01/2038	998,200
3,830,000	Zephyr Ridge, FL Community Devel. District[3]	5.250	05/01/2013	2,872,500
2,665,000	Zephyr Ridge, FL Community Devel. District[3]	5.625	05/01/2037	1,998,750
				527,193,663

Georgia—1.7%
700,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500	01/01/2031	746,088
3,600,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500	01/01/2031	3,853,044
12,000,000	Burke County, GA Devel. Authority (Oglethorpe Power Corp.)[1]	5.700	01/01/2043	12,074,160
1,445,000	Cobb County, GA Devel. Authority (Provident Group-Creekside Properties)	6.000	07/01/2036	1,385,437
5,440,000	Cobb County, GA Devel. Authority (Provident Group-Creekside Properties)	6.000	07/01/2051	5,027,920

11 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Georgia (Continued)
$1,435,000	Franklin County, GA Industrial Building Authority (Emmanuel College)[3,10]	5.750%	11/01/2025	$717,500
1,380,000	Franklin County, GA Industrial Building Authority (Emmanuel College)[3,10]	6.000	11/01/2032	690,000
10,625,000	Franklin County, GA Industrial Building Authority (Emmanuel College)[3,10]	6.250	11/01/2043	5,312,500
31,945,000	Fulton County, GA Devel. Authority (Piedmont Healthcare)[6]	5.000	06/15/2029	33,875,809
13,730,000	Fulton County, GA Devel. Authority (Piedmont Healthcare/Piedmont Hospital/Piedmont Hospital Foundation Obligated Group)[6]	5.250	06/15/2037	14,613,367
1,730,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	1,782,402
9,100,000	GA Road & Tollway Authority (I-75 S Express Lanes)[1]	0.000 [2]	06/01/2049	5,934,474
2,250,000	GA Road & Tollway Authority (I-75 S Express Lanes)	6.246 [5]	06/01/2024	1,549,238
3,750,000	GA Road & Tollway Authority (I-75 S Express Lanes)	6.748 [5]	06/01/2034	1,287,150
1,720,000	Gainesville & Hall County, GA Devel. Authority Educational Facilities (Riverside Military Academy)[1]	5.000	03/01/2047	1,815,288
1,720,000	Gainesville & Hall County, GA Devel. Authority Educational Facilities (Riverside Military Academy)[1]	5.125	03/01/2052	1,811,796
2,000,000	Marietta, GA Devel. Authority (Life University)[1]	7.000	06/15/2039	2,072,860
				94,549,033

Hawaii—0.0%
405,000	HI Dept. of Transportation (Continental Airlines)[1]	5.625	11/15/2027	405,927
1,735,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)[1]	6.300	07/01/2022	1,740,205
275,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)[1]	6.375	07/01/2032	275,014
				2,421,146

Idaho—0.0%
109,200	Nampa, ID Local Improvement District No. 148	6.625	09/01/2030	112,527

Illinois—6.8%
300,000	Annawan, IL Tax Increment (Patriot Renewable Fuels)[1]	5.625	01/01/2018	299,328
3,000,000	Carol Stream, IL Park District[1]	5.000	01/01/2037	3,408,210
30,685,000	Caseyville, IL Tax (Forest Lakes)[4]	7.000	12/30/2022	306,850
5,700,000	Chicago, IL Board of Education[1]	6.000	04/01/2046	6,694,308
1,500,000	Chicago, IL Board of Education[1]	6.500	12/01/2046	1,705,950
7,000,000	Chicago, IL Board of Education[1]	7.000	12/01/2044	8,117,690
10,000,000	Chicago, IL Board of Education[1]	9.000 [9]	03/01/2035	10,058,900
20,000,000	Chicago, IL GO1	5.250	01/01/2033	20,033,800

12 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$3,000,000	Chicago, IL Midway Airport, Series A1	5.000%	01/01/2033	$3,372,960
35,000	Chicago, IL Multifamily Hsg. (Cottage View Terrace)[1]	6.125	02/20/2042	35,154
2,500,000	Chicago, IL O’Hare International Airport[1]	5.000	01/01/2047	2,800,025
5,000,000	Chicago, IL O’Hare International Airport[1]	5.000	01/01/2052	5,554,400
2,755,000	Chicago, IL Waterworks[1]	5.250	11/01/2030	3,305,449
2,900,000	Chicago, IL Waterworks[1]	5.250	11/01/2031	3,468,284
2,135,000	Chicago, IL Waterworks[1]	5.250	11/01/2032	2,539,134
2,000,000	Chicago, IL Waterworks[1]	5.250	11/01/2033	2,363,440
2,885,000	Chicago, IL Waterworks[1]	5.250	11/01/2035	3,390,308
10,032,000	Cortland, IL Special Tax (Sheaffer System)[4]	5.500	03/01/2017	1,971,288
915,000	Country Club Hills, IL GO1	5.000	12/01/2026	917,965
965,000	Country Club Hills, IL GO1	5.000	12/01/2027	968,127
1,010,000	Country Club Hills, IL GO1	5.000	12/01/2028	1,013,272
1,060,000	Country Club Hills, IL GO1	5.000	12/01/2029	1,063,434
1,120,000	Country Club Hills, IL GO1	5.000	12/01/2030	1,123,629
1,175,000	Country Club Hills, IL GO1	5.000	12/01/2031	1,178,807
2,425,000	Country Club Hills, IL GO1	5.000	12/01/2032	2,432,857
1,000,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.625	03/01/2036	1,001,680
1,585,000	Franklin Park, IL GO1	6.250	07/01/2030	1,771,745
2,120,308	Gilberts, IL Special Service Area No. 24 Special Tax (Conservancy)	5.375	03/01/2034	1,931,919
6,165,000	Harvey, IL GO4	5.500	12/01/2027	4,169,328
1,800,000	Harvey, IL GO4	5.625	12/01/2032	1,185,480
10,140,000	IL Educational Facilities Authority (Plum Creek Rolling Meadows)[1]	6.500	12/01/2037	10,071,859
5,180,000	IL Finance Authority (Advocate Health Care)[6]	5.375	04/01/2044	5,473,007
19,410,000	IL Finance Authority (Advocate Health Care)[6]	5.375	04/01/2044	20,512,770
21,765,000	IL Finance Authority (Advocate Health Care)[6]	5.375	04/01/2044	23,001,556
5,820,000	IL Finance Authority (Advocate Health Care)[6]	5.375	04/01/2044	6,149,208
9,425,000	IL Finance Authority (Advocate Health Care)[6]	5.500	04/01/2044	9,974,925
10,575,000	IL Finance Authority (Advocate Health Care)[6]	5.500	04/01/2044	11,192,025
320,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group)[1]	5.375	04/01/2044	338,624
365,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group)[1]	5.375	04/01/2044	386,243
3,195,000	IL Finance Authority (Bethel Terrace Apartments)[1]	5.375	09/01/2035	3,197,013
12,500,000	IL Finance Authority (CDHS)[6]	5.500	11/01/2039	13,452,313
5,000,000	IL Finance Authority (CDHS/CDHA)[6]	5.375	11/01/2039	5,359,613
5,590,000	IL Finance Authority (DeKalb Supportive Living)[1]	6.100	12/01/2041	5,499,610
2,030,000	IL Finance Authority (Friendship Village Schaumburg)[1]	5.625	02/15/2037	2,030,913
1,000,000	IL Finance Authority (Lake Forest College)[1]	6.000	10/01/2048	1,049,700
785,000	IL Finance Authority (Luther Oaks)	6.000	08/15/2026	786,185
1,500,000	IL Finance Authority (Luther Oaks)	6.000	08/15/2039	1,500,645
11,050,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/ PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group)[1]	7.750	08/15/2034	12,329,038

13 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$105,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/ PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group)[1]	7.750%	08/15/2034	$117,154
575,000	IL Finance Authority (Rogers Park Montessori School)[1]	6.000	02/01/2034	602,962
1,310,000	IL Finance Authority (Rogers Park Montessori School)[1]	6.125	02/01/2045	1,351,959
575,000	IL Finance Authority (Rosalind Franklin University of Medicine & Science)[1]	5.000	08/01/2042	634,185
700,000	IL Finance Authority (Rosalind Franklin University of Medicine & Science)[1]	5.000	08/01/2047	766,780
11,870,000	IL Finance Authority (St. Anthony Lassing)	6.500	12/01/2032	12,468,248
1,500,000	IL Finance Authority (The New Admiral at the Lake)	8.000	05/15/2040	1,655,505
5,775,000	IL Finance Authority (The New Admiral at the Lake)	8.000	05/15/2046	6,360,469
4,065,000	IL Finance Authority (Villa St. Benedict)[1,7]	6.125	11/15/2035	4,486,053
4,400,000	IL Finance Authority (Villa St. Benedict)[1]	6.375	11/15/2043	4,876,036
1,640,000	IL Hsg. Devel. Authority (Stonebridge Gurnee)	5.450	01/01/2046	1,532,055
1,775,000	IL Hsg. Devel. Authority (Stonebridge Gurnee)	5.600	01/01/2056	1,660,867
15,580,000	IL Sales Tax[1]	4.000	06/15/2028	16,560,294
15,580,000	IL Sales Tax[1]	4.000	06/15/2029	16,475,850
12,455,000	IL Sales Tax[1]	4.000	06/15/2031	13,018,340
13,635,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)[4]	7.125	01/01/2036	5,317,650
2,950,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[3]	5.750	03/01/2022	531,000
4,000,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[3]	6.125	03/01/2040	720,000
1,778,000	Manhattan, IL Special Service Area Special Tax (Lakeside Towns Liberty)[3]	5.750	03/01/2022	497,840
3,491,000	Plano, IL Special Service Area No. 5[3]	6.000	03/01/2036	2,234,240
5,510,000	Quad Cities, IL Regional EDA (Pheasant Ridge Apartments)	6.375	08/01/2040	4,205,012
162	Robbins, IL Res Rec (Robbins Res Rec Partners)[1]	7.250	10/15/2024	161
2,500,000	Southwestern IL Devel. Authority (Comprehensive Mental Health Center)	6.625	06/01/2037	2,218,725
1,500,000	Southwestern IL Devel. Authority (Eden Retirement Center)	5.850	12/01/2036	1,337,115
11,020,000	Southwestern IL Devel. Authority (Local Government Programming)	7.000	10/01/2022	6,391,600
3,765,000	Southwestern IL Devel. Authority (Village of Sauget)[1,7]	5.625	11/01/2026	3,602,427
8,515,000	Southwestern IL Devel. Authority Solid Waste Disposal (Center Ethanol Company)	8.250	12/01/2019	8,273,855
12,690,000	Upper, IL River Valley Devel. Authority (DeerPath Huntley)[1]	6.500	12/01/2032	12,913,598
7,620,000	Upper, IL River Valley Devel. Authority (Living Springs McHenry)[1]	6.100	12/01/2041	7,590,968

14 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$1,900,000	Will-Kankakee, IL Regional Devel. Authority (Senior Estates Supportive Living)[1]	7.000%	12/01/2042	$1,927,626
				370,817,542

Indiana—1.8%
2,000,000	Allen County, IN Economic Devel. (Storypoint/ SL2016/SLW/SLC/SLFW/SLF Obligated Group)	6.875	01/15/2052	2,104,800
955,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)[4]	8.000	12/01/2045	477,414
1,140,000	Anderson, IN Multifamily Hsg. (Cross Lakes Apartments)[3]	9.000	12/01/2045	569,897
4,300,000	Carmel, IN Redevel. District COP[1]	6.500	07/15/2035	4,999,094
1,225,000	Chesterton, IN Economic Devel. (Storypoint/ SL2016/SLW/SLC Obligated Group)	6.375	01/15/2051	1,277,210
5,805,000	East Chicago, IN Solid Waste Disposal (USG Corp.)[1]	6.375	08/01/2029	5,819,222
3,430,000	Evansville, IN Multifamily Hsg. (Silver Birch Evansville)[1]	5.450	01/01/2038	3,425,575
2,050,000	IN Finance Authority (Avondale Meadows Academy)[1]	5.375	07/01/2047	2,024,375
1,675,000	IN Finance Authority (BHI Senior Living)[1]	5.500	11/15/2031	1,823,740
2,850,000	IN Finance Authority (BHI Senior Living)[1]	5.750	11/15/2041	3,117,444
11,505,000	IN Finance Authority (Marian University)[1]	6.375	09/15/2041	12,630,534
925,000	IN Finance Authority Educational Facilities (Irvington Community)[1]	9.000	07/01/2039	928,478
3,950,000	IN Hsg. & Community Devel. Authority (Evergreen Village Bloomington)[1]	5.500	01/01/2037	3,899,045
6,225,000	IN Hsg. & Community Devel. Authority (Hammond Assisted Living Community)[1]	5.750	01/01/2036	6,053,688
1,095,000	Kokomo, IN Multifamily Hsg. (Silver Birch of Kokomo)[1]	5.750	01/01/2034	1,111,940
4,570,000	Kokomo, IN Multifamily Hsg. (Silver Birch of Kokomo)[1]	5.875	01/01/2037	4,641,978
1,060,000	Lafayette, IN Multifamily Hsg. (Glasswater Creek of Lafayette)[1]	5.600	01/01/2033	1,074,119
5,160,000	Lafayette, IN Multifamily Hsg. (Glasswater Creek of Lafayette)[1]	5.800	01/01/2037	5,231,930
4,965,000	Merrillville, IN Economic Devel. (Belvedere Hsg.)[1]	5.750	04/01/2036	4,806,021
14,565,000	Michigan City, IN Multifamily Hsg. (Silver Birch Project)[1]	5.150	01/01/2037	13,999,441
4,975,000	Mishawaka, IN Multifamily Hsg. (Silver Birch Mishawaka)[1]	5.375	01/01/2038	4,956,394
2,560,000	Muncie, IN Multifamily Hsg. (Silver Birch Project)[1]	5.250	01/01/2037	2,412,595
4,995,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)[1]	6.500	07/01/2022	5,019,525

15 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Indiana (Continued)
$3,605,000	Vincennes, IN Economic Devel. (Southwest Indiana Regional Youth Village)	6.250%	01/01/2029	$3,508,783
				95,913,242

Iowa—0.4%
600,000	IA Finance Authority (Amity Fellowserve)	6.000	10/01/2028	554,910
870,000	IA Finance Authority (Amity Fellowserve)	6.375	10/01/2026	843,543
2,190,000	IA Finance Authority (Amity Fellowserve)	6.500	10/01/2036	2,044,518
1,160,000	IA Finance Authority (Boys & Girls Home and Family Services)[4]	5.900	12/01/2028	78,300
815,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[1]	5.375	06/01/2025	771,479
15,230,000	IA Tobacco Settlement Authority[1]	5.500	06/01/2042	15,295,185
2,955,000	IA Tobacco Settlement Authority (TASC)[1]	6.500	06/01/2023	2,996,222
				22,584,157

Kansas—0.0%
3,405,637	Olathe, KS Tax Increment (Gateway)[4]	5.000	03/01/2026	1,464,424

Kentucky—0.6%
1,880,000	Kuttawa, KY (1st Mtg.-GF/Kentucky)	6.750	03/01/2029	1,880,226
14,000,000	KY EDFA (Baptist Healthcare System)[6]	5.375	08/15/2024	14,421,330
1,250,000	KY EDFA (Masonic Home Independent Living II)[1]	7.250	05/15/2041	1,501,900
1,000,000	KY EDFA (Masonic Home Independent Living II)[1]	7.375	05/15/2046	1,205,810
6,785,000	KY Municipal Power Agency[1]	5.000	09/01/2034	7,662,029
5,000,000	KY Municipal Power Agency[1]	5.000	09/01/2036	5,613,750
				32,285,045

Louisiana—0.7%
12,270,000	East Baton Rouge Parish, LA Sewer[1]	5.000	02/01/2039	14,020,316
1,200,000	Juban Park, LA Community Devel. District Special Assessment[3]	5.150	10/01/2014	336,000
9,630,000	LA GO1	4.000	09/01/2031	10,294,759
11,415,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	11,634,510
				36,285,585

Maine—0.4%
2,000,000	ME H&HEFA (Maine General Medical Center)[1]	6.750	07/01/2041	2,172,800
4,800,000	Rumford, ME Pollution Control (Boise Cascade Corp.)[1]	6.625	07/01/2020	4,813,248
12,265,000	Rumford, ME Solid Waste Disposal (Boise Cascade Corp.)[1]	6.875	10/01/2026	12,298,851
				19,284,899

Maryland—0.1%
1,100,000	Baltimore, MD Special Obligation (Center/West Devel.)[1]	5.375	06/01/2036	1,124,596
1,360,000	Baltimore, MD Special Obligation (Center/West Devel.)[1]	5.500	06/01/2043	1,391,674

16 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Maryland (Continued)
$6,861,636	Salisbury, MD Special Obligation (Villages at Salisbury Lake)[4]	3.787%[5]	01/01/2037	$813,104
				3,329,374
Massachusetts—1.0%
6,905,000	MA Devel. Finance Agency (Lasell College)[1]	6.000	07/01/2041	7,548,063
1,600,702	MA Devel. Finance Agency (Linden Ponds)	1.009 [5]	11/15/2056	99,308
4,635,000	MA Devel. Finance Agency (Linden Ponds)[1]	4.680	11/15/2021	4,669,670
195,000	MA Devel. Finance Agency (Linden Ponds)[1]	4.680	11/15/2021	196,459
312,377	MA Devel. Finance Agency (Linden Ponds)[1]	5.500	11/15/2046	312,408
444,906	MA Devel. Finance Agency (Linden Ponds)[1,7]	6.250	11/15/2018	451,117
2,057,748	MA Devel. Finance Agency (Linden Ponds)[1]	6.250	11/15/2039	2,124,645
6,062,305	MA Devel. Finance Agency (Linden Ponds)[1]	6.250	11/15/2046	6,259,390
1,000,000	MA Devel. Finance Agency (VOA Concord)[1]	5.200	11/01/2041	999,960
3,140,000	MA Devel. Finance Agency (Wheelock College)[1]	5.250	10/01/2037	3,149,797
7,240,000	MA Educational Financing Authority, Series H1	6.350	01/01/2030	7,557,691
9,820,000	MA H&EFA (Milford Regional Medical Center)[1]	5.000	07/15/2032	9,845,532
11,960,000	MA HFA, Series C6	5.350	12/01/2042	12,668,152
650,000	MA Port Authority (Delta Air Lines)[1]	5.000	01/01/2027	661,979
				56,544,171

Michigan—2.6%
1,600,000	American Montessori Academy, MI Public School Academy	7.000	12/01/2046	1,611,360
3,465,000	Arts & Technology Academy Pontiac, MI Public School Academy	6.000	11/01/2046	3,404,258
2,740,000	Charyl Stockwell Academy, MI Public School Academy[1]	5.500	10/01/2035	2,712,162
4,140,000	Charyl Stockwell Academy, MI Public School Academy[1]	5.750	10/01/2045	4,083,158
10,100,000	Detroit, MI City School District[6]	6.000	05/01/2029	12,398,280
803,643	Detroit, MI GO1	5.000	04/01/2020	799,625
906,750	Detroit, MI GO1	5.000	04/01/2021	881,171
350,300	Detroit, MI GO1	5.250	04/01/2020	345,042
155,000	Detroit, MI GO	5.250	04/01/2020	151,209
342,550	Detroit, MI GO	5.250	04/01/2021	333,219
206,150	Detroit, MI GO1	5.250	04/01/2022	205,451
15,500	Detroit, MI GO	5.250	04/01/2023	14,930
1,845,000	Detroit, MI Local Devel. Finance Authority[1]	6.700	05/01/2021	1,846,070
1,175,000	Detroit, MI Local Devel. Finance Authority[1]	6.850	05/01/2021	1,175,681
2,585,000	Macomb, MI Interceptor Drainage District[1]	5.000	05/01/2032	3,096,908
1,500,000	Macomb, MI Interceptor Drainage District[1]	5.000	05/01/2033	1,787,325
1,700,000	Macomb, MI Interceptor Drainage District[1]	5.000	05/01/2034	2,014,670
415,000	Macomb, MI Public Academy[1]	6.750	05/01/2037	415,058
200,000	MI Finance Authority (HFHS/HFMHCT/HFWH/ WAFMH Obligated Group)[1]	5.000	11/15/2041	223,262
685,000	MI Public Educational Facilities Authority (American Montessori)	6.500	12/01/2037	685,027

17 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Michigan (Continued)
$1,400,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000%	12/01/2035	$1,400,056
1,104,375	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875	08/31/2028	1,119,251
3,700,000	MI Strategic Fund Solid Waste (Genesee Power Station)[1]	7.500	01/01/2021	3,643,538
2,725,780,000	MI Tobacco Settlement Finance Authority	7.965 [5]	06/01/2058	73,350,740
1,400,000	Old Redford Academy, MI Public School Academy[1]	5.900	12/01/2030	1,417,920
1,625,000	Pontiac, MI City School District	4.500	05/01/2020	1,605,776
3,500,000	Summit Academy North, MI Public School Academy[1]	5.000	11/01/2031	3,550,645
2,800,000	Summit Academy North, MI Public School Academy[1]	5.000	11/01/2035	2,773,764
13,635,000	Wayne, MI Charter County Airport Facilities (Northwest Airlines)[1,7]	6.000	12/01/2029	13,665,406
				140,710,962
Minnesota—0.7%
6,915,000	Brooklyn Center, MN Multifamily Hsg. (Sanctuary Brooklyn Center)[1]	5.500	11/01/2035	6,844,951
3,115,000	Brooklyn Center, MN Multifamily Hsg. (Sanctuary Brooklyn Center)[1]	6.500	11/01/2035	2,996,101
6,370,000	International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)[1]	6.850	12/01/2029	6,387,581
1,075,000	Minneapolis, MN Charter School (Spero Academy)	6.250	07/01/2037	1,077,978
4,740,000	Minneapolis, MN Charter School (Spero Academy)	6.500	07/01/2048	4,752,940
730,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)[1]	5.400	04/01/2028	730,102
5,340,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)[1]	5.500	04/01/2042	5,339,947
1,495,000	St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)[1]	7.000	09/15/2037	1,495,194
1,554,896	St. Paul, MN Hsg. & Redevel. Authority (Episcopal Nursing Home)[1]	5.630	10/01/2033	1,557,384
2,339,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)[1]	6.250	03/01/2029	2,272,315
1,075,000	St. Paul, MN Hsg. & Redevel. Authority (Great River School)	5.500	07/01/2052	1,092,641
2,305,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (Hmong College Prep Academy)[1]	5.500	09/01/2043	2,313,529
385,000	Wadena, MN Hsg. & Redevel. Authority (Humphrey Manor East)[1]	6.000	02/01/2019	382,243
				37,242,906
Mississippi—0.2%
1,875,000	Meridian, MS Tax Increment (Meridian Crossroads)[1,7]	8.750	12/01/2024	1,974,675

18 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Mississippi (Continued)
$4,530,000	MS Business Finance Corp. (Mississippi Power Company)[1]	5.150%[9]	09/01/2028	$4,542,729
1,395,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.250	10/01/2027	1,459,491
1,755,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.375	10/01/2028	1,838,854
16,410,000	Stonebridge, MS Public Improvement District Special Assessment[3]	7.500	10/01/2042	1,312,800
				11,128,549

Missouri—0.8%
4,900,000	Branson, MO Commerce Park Community Improvement District[4]	5.750	06/01/2026	1,078,000
2,430,000	Branson, MO IDA (Branson Hills Redevel.)	5.750	05/01/2026	2,429,781
12,800,000	Branson, MO IDA (Branson Hills Redevel.)	7.050	05/01/2027	12,810,880
695,000	Branson, MO IDA (Branson Landing)	5.250	06/01/2021	690,503
2,470,000	Branson, MO IDA (Branson Landing)	5.500	06/01/2029	2,428,405
570,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)[4]	6.125	12/01/2036	416,100
1,005,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.500	04/01/2021	830,452
3,100,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.625	04/01/2027	2,346,731
1,115,000	Jennings, MO Tax Increment & Community Improvement (Northland Redevel. Area)[7]	5.000	11/01/2023	1,049,360
1,000,000	Kansas City, MO IDA (Sales Tax)[1]	5.000	04/01/2036	1,037,500
740,000	Kansas City, MO IDA (Sales Tax)[1]	5.000	04/01/2046	754,223
1,161,000	Kansas City, MO IDA (West Paseo)[1]	6.750	07/01/2036	1,161,221
1,200,000	Lees Summit, MO IDA (Kensington Farms)[4]	5.500	03/01/2021	768,000
750,000	Lees Summit, MO IDA (Kensington Farms)[4]	5.750	03/01/2029	480,000
2,800,000	Lees Summit, MO Tax (Summit Fair Community Improvement District)[1]	6.000	05/01/2042	2,814,140
2,310,000	Liberty, MO Tax Increment (Liberty Triangle)[1]	5.875	10/01/2029	2,262,483
3,020,000	MO Dardenne Town Square Transportation Devel. District[4]	5.000	05/01/2026	619,100
3,825,000	MO Dardenne Town Square Transportation Devel. District[4]	5.000	05/01/2036	784,125
220,000	MO Grindstone Plaza Transportation Devel. District	5.250	10/01/2021	215,505
400,000	MO Grindstone Plaza Transportation Devel. District	5.400	10/01/2026	380,940
115,000	MO Grindstone Plaza Transportation Devel. District	5.550	10/01/2036	103,314
700,000	Northwoods, MO Transportation Devel. District	5.850	02/01/2031	654,024
2,750,000	Saint Charles County, MO IDA (Suemandy/Mid- Rivers Community Improvement District)[1]	5.000	10/01/2046	2,582,168
4,580,000	St. Louis, MO IDA (Railway Exchange Building Redevel.)[3]	8.000	04/27/2033	389,300
2,442,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)[4]	6.000	08/21/2026	683,760
2,032,491	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500	05/29/2028	1,337,074
1,660,000	St. Louis, MO Tax Increment (Printers Lofts)[4]	6.000	08/21/2026	481,400

19 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Missouri (Continued)
$3,043,000	St. Louis, MO Tax Increment (Security Building Redevel.)[4]	6.300%	04/01/2027	$1,217,200
1,510,000	St. Louis, MO Tax Increment (Washington East Condominiums)[4]	5.500	01/20/2028	249,150
2,340,000	St. Louis, MO Tax Increment (Washington East Condominiums)	5.500	01/20/2028	1,202,339
1,108,000	St. Louis, MO Tax Increment Financing, Series A	5.500	09/02/2028	580,581
1,865,000	Stone Canyon, MO Improvement District (Infrastructure)[3]	5.700	04/01/2022	466,250
975,000	Stone Canyon, MO Improvement District (Infrastructure)[3]	5.750	04/01/2027	243,750
				45,547,759

Montana—0.0%
5,935,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)	6.250 [2]	09/01/2031	1,187,000

Nebraska—0.4%
405,000	Beatrice, NE Community Redevel. Authority (Beatrice Biodiesel)[1]	6.625	12/01/2021	389,282
20,000,000	Douglas County, NE Hospital Authority (Methodist Health System)[6]	5.750	11/01/2048	20,828,363
				21,217,645

Nevada—0.1%
5,375,000	Clark County, NV GO1	4.000	11/01/2031	5,916,316
975,000	Clark County, NV Improvement District[1]	5.000	02/01/2026	979,280
750,000	Clark County, NV Improvement District[1]	5.050	02/01/2031	752,820
105,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.400	08/01/2020	105,430
355,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.500	08/01/2025	355,841
				8,109,687

New Hampshire—0.2%
1,365,000	NH Business Finance Authority (Huggins Hospital)[1]	6.875	10/01/2039	1,496,381
100,000	NH H&EFA (Hillside Village)	5.250	07/01/2027	102,541
1,725,000	NH H&EFA (Hillside Village)	6.125	07/01/2037	1,844,853
3,875,000	NH H&EFA (Hillside Village)	6.125	07/01/2052	4,078,050
865,000	NH H&EFA (Hillside Village)	6.250	07/01/2042	925,767
				8,447,592

New Jersey—3.7%
3,583,000	Newark, NJ GO1	5.000	07/15/2029	3,820,768
5,000,000	NJ EDA[1]	5.000	06/15/2041	5,358,950
75,000	NJ EDA (Continental Airlines)[1]	4.875	09/15/2019	77,911
3,750,000	NJ EDA (Continental Airlines)[1]	5.625	11/15/2030	4,268,587

20 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
New Jersey (Continued)
$2,055,000	NJ EDA (Friends of Teaneck Community Charter School)[1]	5.125%	09/01/2052	$2,023,661
1,865,000	NJ EDA (Hatikvah International Academy Charter School)	5.375	07/01/2047	1,825,593
565,000	NJ EDA (Leap Academy Charter School)[1]	6.000	10/01/2034	583,329
750,000	NJ EDA (Leap Academy Charter School)[1]	6.200	10/01/2044	770,272
500,000	NJ EDA (Leap Academy Charter School)[1]	6.300	10/01/2049	515,765
1,000,000	NJ EDA (Paterson Charter School Science & Technology)[1]	6.100	07/01/2044	954,390
650,000	NJ EDA (Provident Group-Kean Properties)[1]	5.000	07/01/2047	698,392
1,000,000	NJ EDA (Provident Group-Kean Properties)[1]	5.000	01/01/2050	1,068,910
5,000,000	NJ Educational Facilities Authority (College of St. Elizabeth)[1]	5.000	07/01/2046	5,098,300
480,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000	07/01/2033	480,715
61,230,000	NJ Tobacco Settlement Financing Corp.[1]	4.750	06/01/2034	59,448,819
10,000,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2029	10,022,000
38,355,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2041	36,916,688
9,500,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2029	9,705,865
10,200,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2030	10,418,484
43,465,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2031	44,376,896
210,000	Weehawken Township, NJ GO1	6.000	08/01/2021	231,212
210,000	Weehawken Township, NJ GO1	6.000	08/01/2022	230,622
				198,896,129

New Mexico—0.2%
615,000	Boulders, NM Pubic Improvement District[1]	5.750	10/01/2044	609,975
3,500,000	Farmington, NM Pollution Control (Public Service Company of New Mexico)[1]	2.125 [9]	06/01/2040	3,523,625
360,000	Mariposa East, NM Public Improvement District	5.900 [2]	09/01/2032	359,615
560,000	Mariposa East, NM Public Improvement District	5.900	09/01/2032	533,377
75,000	Mariposa East, NM Public Improvement District[1]	5.900	09/01/2032	74,920
475,000	Mariposa East, NM Public Improvement District	12.495 [5]	09/01/2032	71,250
1,925,000	NM Trails Public Improvement District	7.750	10/01/2038	1,816,122
4,235,000	Saltillo, NM Improvement District[1]	7.625	10/01/2037	4,264,391
				11,253,275

New York—10.5%
15,015,000	Brookhaven, NY IDA (BK at Lake Grove)[1]	7.750 [9]	11/01/2046	15,654,189
14,980,000	Brookhaven, NY IDA (BK at Lake Grove)[1]	7.750 [9]	11/01/2046	15,609,909
10,000,000	Brookhaven, NY IDA (BK at Lake Grove)[1]	7.750 [9]	11/01/2046	10,420,500
17,700,000	Erie County, NY Tobacco Asset Securitization Corp.	5.630 [5]	06/01/2055	845,175
4,245,000	Essex County, NY IDA (Champlain Valley Milling Corp.)	6.250	06/01/2047	4,309,991
8,500,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2037	9,989,030
7,500,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2039	8,773,800
1,480,000	Islip, NY IDA (Engel Burman at Sayville)[1,7]	7.750 [9]	11/01/2045	1,642,386

21 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$1,000,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	6.000%	06/01/2030	$1,123,890
2,937,408	Nassau County, NY IDA (Amsterdam at Harborside)[3]	2.000	01/01/2049	499,359
1,127,361	Nassau County, NY IDA (Amsterdam at Harborside)[1]	5.500	07/01/2020	1,145,669
187,500	Nassau County, NY IDA (Amsterdam at Harborside)[1]	5.875	01/01/2023	191,959
922,500	Nassau County, NY IDA (Amsterdam at Harborside)[1]	6.500	01/01/2032	941,697
2,100,000	Nassau County, NY IDA (Amsterdam at Harborside)[1]	6.700	01/01/2049	2,122,071
1,780,000	Nassau County, NY IDA (Amsterdam at Harborside)[1]	6.700	01/01/2049	1,807,092
234,000,000	NY Counties Tobacco Trust V	6.732 [5]	06/01/2060	4,937,400
51,600,000	NY Counties Tobacco Trust V	7.146 [5]	06/01/2060	1,088,760
37,380,000	NY Liberty Devel. Corp. (Bank of America Tower)[6]	5.125	01/15/2044	40,126,109
5,005,000	NY MTA[1]	5.250	11/15/2056	5,818,813
9,300,000	NY MTA (Green Bond)[1]	5.000	11/15/2035	11,133,216
10,000,000	NY MTA (Green Bond)[1]	5.250	11/15/2057	11,889,600
33,190,000	NY MTA Hudson Rail Yards[1]	5.000	11/15/2056	37,297,262
485,000	NY MTA, Series D1	5.250	11/15/2027	579,992
560,000	NY MTA, Series D1	5.250	11/15/2028	668,970
900,000	NY MTA, Series D1	5.250	11/15/2029	1,063,845
900,000	NY MTA, Series D1	5.250	11/15/2030	1,073,997
900,000	NY MTA, Series D1	5.250	11/15/2031	1,072,863
900,000	NY MTA, Series D1	5.250	11/15/2032	1,068,345
900,000	NY MTA, Series D1	5.250	11/15/2033	1,063,845
12,250,000	NY Triborough Bridge & Tunnel Authority[1]	5.000	11/15/2042	14,502,897
9,050,000	NYC GO1	5.250	10/01/2030	11,322,455
7,100,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.650	10/01/2028	7,093,894
6,045,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.750	10/01/2036	6,000,388
8,670,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	6.200	10/01/2022	8,923,944
2,985,000	NYC Municipal Water Finance Authority[6]	5.750	06/15/2040	3,069,038
9,970,000	NYC Municipal Water Finance Authority[6]	5.750	06/15/2040	10,250,689
20,675,000	NYC Transitional Finance Authority[1]	5.000	08/01/2038	24,376,032
5,430,000	NYC Transitional Finance Authority (Future Tax)[1]	4.000	05/01/2031	5,932,601
1,360,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2032	1,625,472
7,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2035	8,259,230
8,310,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	08/01/2037	9,820,841
75,000,000	NYC Transitional Finance Authority (Future Tax)[6]	5.000	05/01/2042	87,518,750
18,300,000	NYS DA (St. Mary’s Hospital for Children)[7]	7.875	11/15/2041	19,315,284
10,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2032	11,891,200
6,560,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	03/15/2036	7,750,509
10,000,000	NYS DA (State Personal Income Tax Authority)[6]	5.000	02/15/2037	11,685,642
21,750,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.750	11/15/2051	25,098,195

22 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$2,500,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.000%	07/01/2034	$2,787,075
5,000,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.000	07/01/2041	5,513,950
7,000,000	NYS Transitional Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.250	01/01/2050	7,772,660
13,000,000	NYS Transportation Devel. Corp. (American Airlines/JFK International Airport)[1]	5.000	08/01/2026	13,995,670
15,435,000	NYS UDC (State Personal Income Tax Authority)[1]	5.000	03/15/2033	18,370,120
200,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	209,200
1,210,000	Port Authority NY/NJ (KIAC)[1]	6.750	10/01/2019	1,245,344
11,050,000	Port Authority NY/NJ, 200th Series[6]	5.000	04/15/2057	12,690,378
13,000,000	Port Authority NY/NJ, 205th Series[6]	5.000	04/15/2057	15,031,250
10,000,000	Port Authority NY/NJ, 206th Series[6]	5.000	11/15/2047	11,497,550
8,385,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.000	06/01/2048	8,519,160
1,640,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-C	6.200	03/01/2020	1,640,066
				567,669,218

North Carolina—0.1%
1,500,000	NC Medical Care Commission (AHACHC)[1]	5.800	10/01/2034	1,504,830
1,650,000	NC Medical Care Commission (Whitestone)[1]	7.750	03/01/2031	1,838,843
				3,343,673

Ohio—9.3%
9,950,000	Allen County, OH Hospital Facilities (Catholic Healthcare)[6]	5.000	06/01/2038	10,587,116
12,115,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.125	06/01/2024	11,357,812
18,115,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.375	06/01/2024	17,222,655
20,155,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.750	06/01/2034	18,964,243
38,965,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875	06/01/2030	37,051,818
89,205,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875	06/01/2047	83,852,700
12,937,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	6.000	06/01/2042	12,336,335
57,055,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.250 [2]	06/01/2037	56,796,541
76,170,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	6.500	06/01/2047	76,163,906
1,295,300,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.531 [5]	06/01/2052	38,884,906
5,645,000	Butler County, OH Port Authority (Maple Knoll Communities)[1]	7.000	07/01/2043	6,334,254

23 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Ohio (Continued)
$1,000,000	Butler County, OH Port Authority (Storypoint/ SL2016/SLW/SLC/SLFW/SLF Obligated Group)	6.250%	01/15/2034	$1,039,590
1,000,000	Butler County, OH Port Authority (Storypoint/ SL2016/SLW/SLC/SLFW/SLF Obligated Group)	6.375	01/15/2043	1,033,970
2,250,000	Butler County, OH Port Authority (Storypoint/ SL2016/SLW/SLC/SLFW/SLF Obligated Group)	6.500	01/15/2052	2,322,000
2,075,000	Cleveland-Cuyahoga County, OH Port Authority (Forest Hill Park Apartments)[4]	5.250	09/01/2040	20,750
645,000	Cleveland-Cuyahoga County, OH Port Authority (Forest Hill Park Apartments)[3]	5.375	09/01/2045	6,450
1,305,000	Cleveland-Cuyahoga County, OH Port Authority (Forest Hill Park Apartments)[4]	5.500	09/01/2050	13,050
205,000	Columbus-Franklin County, OH Finance Authority, Series A1	6.000	05/15/2035	205,361
11,550,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.500	02/15/2052	12,703,267
4,900,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.500	02/15/2057	5,397,203
31,400,000	Gallia County, OH Hospital Facilities (Holzer/HHlthS/HMCG/HMCJ Obligated Group)	8.000	07/01/2042	36,460,738
1,450,000	Hancock County, OH Hospital (BVRHC/BVHF Obligated Group)[1]	6.250	12/01/2034	1,668,399
105,000	Lake County, OH Hospital Facilities (Lake Hospital System)[1]	5.750	08/15/2038	108,809
20,000	Lake County, OH Hospital Facilities (Lake Hospital System)[1]	5.750	08/15/2038	20,604
405,000	Lorain County, OH Port Authority (Alumalloy LLC)[1,7]	6.000	11/15/2025	405,053
10,000,000	Montgomery County, OH (Miami Valley Hospital)[6]	5.750	11/15/2023	11,130,550
1,100,000	Norwood, OH Special Obligation (Central Parke)[1]	6.000	12/01/2046	1,124,046
550,000	OH Air Quality Devel. Authority (First Energy Generation)	5.625	06/01/2018	545,886
2,000,000	OH Air Quality Devel. Authority (FirstEnergy Generation)	3.100 [9]	03/01/2023	976,660
13,500,000	OH Air Quality Devel. Authority (FirstEnergy Generation)	3.750 [9]	12/01/2023	6,699,375
10,795,000	OH Air Quality Devel. Authority (FirstEnergy Generation)	4.250 [9]	08/01/2029	10,683,488
5,400,000	OH HFA (Sanctuary at Springboro)	5.450	01/01/2038	5,374,188
18,700,000	OH Higher Educational Facility Commission (Hiram College)[1]	6.000	10/01/2041	18,825,851
1,500,000	OH Water Devel. Authority (FirstEnergy Generation)	3.000	05/15/2019	734,085
1,350,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300	02/15/2024	1,344,317
2,500,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400	02/15/2034	2,477,675
4,100,000	Southeastern OH Port Authority Hospital Facility (Memorial Health System)[1]	5.750	12/01/2032	4,507,827

24 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Ohio (Continued)
$1,225,000	Toledo-Lucas County, OH Port Authority (Storypoint/SL2016/SLW/SLC Obligated Group)	6.125%	01/15/2034	$1,280,493
1,700,000	Toledo-Lucas County, OH Port Authority (Storypoint/SL2016/SLW/SLC Obligated Group)	6.375	01/15/2051	1,772,454
382,899	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)[3]	5.400	11/01/2036	15,316
1,504,586	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)[1,7]	5.400	11/01/2036	1,504,541
3,415,000	Warren County, OH Port Authority (Corridor 75 Park)	7.500	12/01/2034	3,439,930
				503,394,212

Oklahoma—0.2%
5,000,000	Atoka County, OK Healthcare Authority (Atoka Memorial Hospital)	6.625	10/01/2037	3,750,000
4,635,000	Grady County, OK Criminal Justice Authority[1,7]	7.000	11/01/2041	4,746,425
100,000	OK Ordnance Works Authority Sewer & Solid Waste Disposal Facilities (Ralston Purina Group)[1]	6.500	09/01/2026	100,346
				8,596,771

Oregon—0.1%
700,000	OR Facilities Authority (Concordia University)[1]	6.125	09/01/2030	779,394
2,625,000	OR Facilities Authority (Personalized Learning- Redmond Proficiency Academy)[1]	5.250	06/15/2051	2,631,379
1,640,000	OR Facilities Authority (Personalized Learning- Redmond Proficiency Academy)[1]	5.750	06/15/2046	1,721,278
				5,132,051

Pennsylvania—2.5%
1,000,000	Allegheny County, PA Sanitary Authority[1]	4.000	12/01/2031	1,082,260
22,300,000	Beaver County, PA IDA (FirstEnergy Generation)	4.500 [9]	06/01/2028	22,070,533
2,700,000	Chester County, PA H&EFA (Immaculata University)[1]	7.000	11/01/2041	2,953,476
5,180,000	Chester County, PA IDA (Hickman Friends Senior Community of West Chester)	5.500	01/01/2052	5,085,620
2,750,000	Crawford County, PA Hospital Authority (MMedC/COHS/MMedCF/MPS/HCCO/TAHC/TAH/TAHCF/TAHS/CVHC/HCrawC/FCIM Obligated Group)	6.000	06/01/2046	2,865,803
3,215,000	Crawford County, PA Hospital Authority (MMedC/ COHS/MMedCF/MPS/HCCO/TAHC/TAH/TAHCF/TAHS/CVHC/HCrawC/FCIM Obligated Group)	6.000	06/01/2051	3,339,195
515,000	Luzerne County, PA IDA[1]	7.500	12/15/2019	532,165
500,000	Luzerne County, PA IDA[1]	7.750	12/15/2027	525,130
1,010,000	Montgomery County, PA HEHA (Pennsylvania LTC)[1,7]	5.000	12/01/2032	1,012,343
1,705,000	Montgomery County, PA HEHA (Pennsylvania LTC)[1,7]	5.250	12/01/2037	1,708,904
500,000	Montgomery County, PA HEHA (Pennsylvania LTC)[1,7]	5.300	12/01/2038	489,435

25 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$3,140,000	Montgomery County, PA HEHA (Pennsylvania LTC)[1,7]	5.375%	12/01/2047	$3,140,816
1,029,926	Northampton County, PA IDA (Northampton Generating)[4,8]	5.000	12/31/2023	308,978
8,238,655	Northampton County, PA IDA (Northampton Generating)[4,8]	5.000	12/31/2023	2,471,597
15,000,000	PA EDFA (FirstEnergy Generation)	4.500 [9]	06/01/2028	14,845,500
11,500,000	PA Geisinger Authority Health System, Series A6	5.250	06/01/2039	12,221,021
2,150,000	PA GO1	4.000	09/15/2031	2,356,637
2,980,000	PA GO1	4.000	09/15/2032	3,244,386
4,000,000	PA HEFA (Shippensburg University)[1]	6.250	10/01/2043	4,455,280
3,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2030	3,228,240
20,000,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	06/01/2032	22,631,800
1,500,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)[1]	6.125	03/15/2043	1,526,820
885,000	Philadelphia, PA Authority for Industrial Devel. (Green Woods Charter School)[1]	5.500	06/15/2022	924,940
2,000,000	Philadelphia, PA Authority for Industrial Devel. (Green Woods Charter School)[1]	5.500	06/15/2032	2,053,940
2,390,000	Philadelphia, PA Gas Works[1]	5.000	10/01/2033	2,781,697
3,350,000	Philadelphia, PA H&HEFA (Temple University Health System)[1]	5.625	07/01/2036	3,713,006
5,250,000	Philadelphia, PA H&HEFA (Temple University Health System)[1]	5.625	07/01/2042	5,781,510
785,000	Reading, PA School District[1]	5.000	03/01/2035	901,580
720,000	Reading, PA School District[1]	5.000	03/01/2036	824,422
5,580,000	York, PA GO1,7	7.250	11/15/2041	6,687,630

				135,764,664

Rhode Island—0.2%
44,240,000	Central Falls, RI Detention Facility[4]	7.250	07/15/2035	11,060,000

South Carolina—0.8%
6,527,000	Hardeeville, SC Assessment Revenue (Anderson Tract Municipal Improvement District)[7]	7.750	11/01/2039	6,607,021
13,172,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)[7]	6.200	11/01/2036	11,945,950
7,174,927	SC Connector 2000 Assoc. Toll Road, Series B	2.887 [5]	01/01/2020	5,807,458
191,763	SC Connector 2000 Assoc. Toll Road, Series B	6.295 [5]	01/01/2026	108,530
8,105,757	SC Connector 2000 Assoc. Toll Road, Series B	6.619 [5]	01/01/2024	4,617,769
5,070,000	SC Public Service Authority (Santee Cooper)[1]	5.000	12/01/2029	5,523,714

26 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
South Carolina (Continued)
$6,465,000	SC Public Service Authority (Santee Cooper)[1]	5.500%	12/01/2033	$7,422,919

				42,033,361

South Dakota—0.0%
1,425,000	Turner County, SD Tax Increment[1]	5.000	12/15/2026	1,395,317

Tennessee—0.8%
1,000,000	Bristol, TN Industrial Devel. Board	5.022 [5]	12/01/2022	800,030
10,340,000	Chattanooga, TN HE&HFB (Catholic Health Initiatives)[1]	1.340 [9]	05/01/2039	10,340,000
9,000,000	Shelby County, TN HE&HFB (Trezevant Manor)	5.500	09/01/2047	9,293,400
6,350,000	Shelby County, TN HE&HFB (Trezevant Manor)	8.000	09/01/2044	6,627,241
15,000,000	TN Energy Acquisition Gas Corp.[7]	4.000 [9]	05/01/2048	16,419,900

				43,480,571

Texas—9.2%
890,000	Argyle, TX Special Assessment (Highlands Argyle Public Improvement District No. 1)	5.000	09/01/2037	887,722
1,475,000	Argyle, TX Special Assessment (Highlands Argyle Public Improvement District No. 1)	5.250	09/01/2047	1,470,472
1,325,000	Arlington, TX Higher Education Finance Corp. (Leadership Prep School)[1]	5.000	06/15/2046	1,330,578
700,000	Aubrey, TX Special Assessment (Jackson Ridge Public Improvement District No. 1)[1]	7.250	09/01/2045	719,691
230,000	Beaumont, TX Multifamily HDC (Madison on the Lake Apartments)[1]	7.750	12/01/2028	218,907
41,315,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[3,12,13]	5.000	03/01/2041	—
13,500,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[3,11,12]	5.400	05/01/2029	—
2,345,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[3,11,12]	6.300	07/01/2032	—
11,420,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[3,11,12]	6.750	10/01/2038	—
10,000,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[3,11,12]	7.700	03/01/2032	—
26,120,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[3,11,12]	7.700	04/01/2033	—
1,925,000	Brushy Creek, TX Regional Utility Authority[1]	4.000	08/01/2030	2,126,644
2,000,000	Brushy Creek, TX Regional Utility Authority[1]	4.000	08/01/2031	2,189,860
2,000,000	Brushy Creek, TX Regional Utility Authority[1]	4.000	08/01/2032	2,175,280
1,755,000	Brushy Creek, TX Regional Utility Authority[1]	4.000	08/01/2033	1,890,486
15,350,000	Cambridge, TX Student Hsg. (Cambridge Student Hsg. Devel.)	7.000	11/01/2039	15,690,309
675,000	Celina, TX Special Assessment	5.375	09/01/2028	668,128
400,000	Celina, TX Special Assessment	5.500	09/01/2032	394,784
1,100,000	Celina, TX Special Assessment	5.875	09/01/2040	1,081,575
1,895,000	Celina, TX Special Assessment[1]	6.250	09/01/2045	1,965,020
4,020,000	Celina, TX Special Assessment	7.500	09/01/2045	4,391,006

27 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$1,000,000	Celina, TX Special Assessment (Sutton Fields II)	7.250%	09/01/2045	$996,300
750,000	Clifton, TX Higher Education Finance Corp. (Idea Public Schools)[1]	5.750	08/15/2041	870,780
1,250,000	Crane, TX Independent School District[1]	5.000	02/15/2030	1,254,012
3,270,000	Dallas County, TX Community College District[1]	5.000	02/15/2025	3,966,543
3,440,000	Dallas County, TX Community College District[1]	5.000	02/15/2026	4,221,362
3,610,000	Dallas County, TX Community College District[1]	5.000	02/15/2027	4,468,350
1,400,000	Flower Mound, TX Special Assessment (River Walk Public Improvement District No. 1)[1]	6.125	09/01/2028	1,430,366
1,500,000	Flower Mound, TX Special Assessment (River Walk Public Improvement District No. 1)[1]	6.500	09/01/2036	1,529,250
2,000,000	Flower Mound, TX Special Assessment (River Walk Public Improvement District No. 1)[1]	6.750	09/01/2043	2,030,440
2,250,000	Galveston, TX Special Assessment	5.625	09/01/2028	2,135,227
3,700,000	Galveston, TX Special Assessment	6.000	09/01/2038	3,360,932
3,500,000	Galveston, TX Special Assessment	6.125	09/01/2044	3,174,115
10,000,000	Grand Parkway, TX Transportation Corp.[6]	5.000	04/01/2053	11,331,600
11,238,709	Gulf Coast, TX IDA (Microgy Holdings)[3]	7.000	12/01/2036	56,194
20,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)[1]	8.000	04/01/2028	20,000
3,225,000	Harris County, TX Cultural Education Facilities Finance Corp. (Space Center Houston)[1]	7.000	08/15/2028	3,366,674
435,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	6.500	05/15/2031	511,438
380,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	6.500	05/15/2031	446,774
500,000	Houston, TX Higher Education Finance Corp. (Ninos)[1]	6.000	08/15/2036	521,525
750,000	Houston, TX Higher Education Finance Corp. (Ninos)[1]	6.000	08/15/2041	779,685
425,000	Leander, TX Special Assesment (Oak Creek Public Improvement District)[1]	5.375	09/01/2028	424,792
600,000	Leander, TX Special Assesment (Oak Creek Public Improvement District)[1]	5.750	09/01/2038	593,484
600,000	Leander, TX Special Assesment (Oak Creek Public Improvement District)[1]	5.875	09/01/2044	593,154
450,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)[1]	5.375	09/15/2035	447,669
400,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)[1]	5.500	09/15/2040	391,820
8,750,000	Mission, TX EDC (Carbonlite Recycling)	6.500	12/01/2033	8,654,975
24,970,000	Mission, TX EDC (Natgasoline)[1]	5.750	10/01/2031	26,237,727
13,000,000	Mission, TX EDC (Natgasoline)[1]	5.750	10/01/2031	13,660,010
700,000	New Hope, TX Cultural Educational Facilities Finance Corp. (East Grand Preparatory Academy)[1]	5.500	08/15/2046	707,791
1,200,000	New Hope, TX Cultural Educational Facilities Finance Corp. (East Grand Preparatory Academy)[1]	5.500	08/15/2051	1,211,304
2,085,000	New Hope, TX Cultural Educational Facilities Finance Corp. (Jubilee Academic Center)[1]	5.125	08/15/2047	2,096,593

28 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$350,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)[1]	5.000%	07/01/2031	$402,468
1,750,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)[1]	5.000	07/01/2046	1,943,270
1,750,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)[1]	5.000	07/01/2051	1,933,627
400,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (MRC Senior Living- Langford Project)	5.375	11/15/2036	402,692
650,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (MRC Senior Living- Langford Project)	5.500	11/15/2046	654,121
1,000,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (MRC Senior Living- Langford Project)	5.500	11/15/2052	1,002,090
1,250,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University- Collegiate Hsg. Corpus Christi II)[1]	5.000	04/01/2048	1,337,850
2,315,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University- Collegiate Hsg. San Antonio)[1]	5.000	04/01/2048	2,440,010
1,300,000	New Hope, TX Educational Facilities Finance Corp. Retirement Facility (Wesleyan Homes)	5.500	01/01/2049	1,354,522
785,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)[1]	5.875	04/01/2036	886,516
1,950,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)[1]	6.000	04/01/2045	2,160,073
1,475,000	Newark, TX Higher Education Finance Corp. (A+ Charter Schools)[1]	5.750	08/15/2045	1,517,716
1,600,000	North Central TX HFC (Village Kaufman Apartments)[1]	6.150 [9]	01/01/2043	1,656,592
38,000,000	North Central TX HFDC (Children’s Medical Center)[6]	5.750	08/15/2039	40,545,525
725,000	North TX Tollway Authority[1]	5.750	01/01/2048	730,633
1,940,000	North TX Tollway Authority[1]	5.750	01/01/2048	1,955,074
655,000	Pottsboro, TX Higher Education Finance Corp. (Imagine International Academy of North Texas)[1]	5.000	08/15/2036	674,440
1,000,000	Pottsboro, TX Higher Education Finance Corp. (Imagine International Academy of North Texas)[1]	5.000	08/15/2046	1,011,270
2,000,000	Red River, TX Educational Finance Corp. (Houston Baptist University)[1]	5.500	10/01/2046	2,219,820
3,000,000	Red River, TX Health Facilities Devel. Corp. (Happy Harbor Methodist Home)	8.000	11/15/2049	3,518,550
750,000	Rowlett, TX Special Assessment (Bayside Public Improvement District)	6.000	09/15/2046	720,180

29 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$2,050,000	Sabine Neches, TX HFC (Fox Run Apartments)[1]	6.150%	01/01/2043	$2,107,011
4,100,000	Sabine River Authority, TX Pollution Control (TXU Electric Company)[3,11,12]	6.150	08/01/2022	—
1,800,000	Sabine River Authority, TX Pollution Control (TXU Electric Company)[3,11,12]	6.450	06/01/2021	—
3,125,000	San Antonio, TX GO COP[1]	4.000	08/01/2032	3,456,906
10,000,000	San Jacinto, TX Community College District[6]	5.125	02/15/2038	10,106,625
26,820,000	Sanger, TX Industrial Devel. Corp. (Texas Pellets)[3]	7.500	07/01/2038	6,168,600
7,935,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[6]	5.750	11/15/2024	8,345,379
32,600,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Health Care System)[6]	6.250	11/15/2029	34,126,984
3,810,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community)[1]	5.750	11/15/2037	3,721,379
3,500,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living Ventana)	6.750	11/15/2047	3,802,260
2,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living Ventana)	6.750	11/15/2052	2,165,020
13,500,000	Tarrant County, TX Health Facilities Devel. Corp. (Cook Childrens Medical Center)[6]	5.000	12/01/2033	14,442,300
27,525,000	Travis County, TX HFDC (Longhorn Village)[1]	7.125	01/01/2046	29,876,461
1,000,000	Trinity River Authority, TX Central Regional Wastewater System[1]	5.000	08/01/2031	1,214,070
1,000,000	Trinity River Authority, TX Central Regional Wastewater System[1]	5.000	08/01/2032	1,207,350
1,000,000	Trinity River Authority, TX Central Regional Wastewater System[1]	5.000	08/01/2033	1,200,660
1,000,000	Trinity River Authority, TX Central Regional Wastewater System[1]	5.000	08/01/2034	1,194,020
2,000,000	Trinity River Authority, TX Central Regional Wastewater System[1]	5.000	08/01/2035	2,382,380
1,000,000	Trinity River Authority, TX Central Regional Wastewater System[1]	5.000	08/01/2037	1,184,620
2,495,000	Trinity River Authority, TX Pollution Control (TXU Electric Company)[3,11,12]	6.250	05/01/2028	—
34,600,000	TX Angelina & Neches River Authority (Aspen Power)[3]	6.500	11/01/2029	346
20,000,000	TX GO1	5.000	10/01/2030	24,742,200
57,760,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	70,826,467
900,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)[1]	6.250	09/01/2036	905,391
525,000	TX Student Hsg. Corp. (University of North Texas)[1]	6.750	07/01/2021	525,667
200,000	TX Student Hsg. Corp. (University of North Texas)[1]	6.850	07/01/2031	196,846
8,500,000	TX Water Devel. Board[1]	4.000	10/15/2030	9,416,300
5,000,000	TX Water Devel. Board[1]	4.000	10/15/2033	5,477,000
7,500,000	TX Water Devel. Board[1]	4.000	10/15/2034	8,168,100
10,000,000	TX Water Devel. Board[1]	5.000	10/15/2041	11,696,800
15,000,000	TX Water Devel. Board[1]	5.000	10/15/2047	17,578,650

30 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$2,057,000	Vintage Township, TX Public Facilities Corp.[1]	7.375%	10/01/2038	$2,065,331
6,375,000	Waxahachie, TX Special Assessment	6.000	08/15/2045	6,029,284
2,920,000	Wise County, TX (Parket County Junior College District)[1]	7.500	08/15/2025	3,300,710
4,615,000	Wise County, TX (Parket County Junior College District)[1]	7.750	08/15/2028	5,213,566
				500,603,070

Utah—0.5%
220,000	Hideout, UT Local District No. 1 Special Assessment[7]	7.750	08/01/2024	220,301
610,000	Hideout, UT Local District No. 1 Special Assessment[7]	8.250	08/01/2034	607,682
605,000	UT Charter School Finance Authority (Endeavor Hall)[1]	5.500	07/15/2022	614,196
1,750,000	UT Charter School Finance Authority (Endeavor Hall)[1]	6.000	07/15/2032	1,786,383
3,870,000	UT Charter School Finance Authority (Endeavor Hall)[1]	6.250	07/15/2042	3,938,770
4,810,000	UT Charter School Finance Authority (Freedom Academy Foundation)	5.250	06/15/2037	4,850,933
6,015,000	UT Charter School Finance Authority (Freedom Academy Foundation)	5.375	06/15/2048	6,016,865
6,550,000	UT Charter School Finance Authority (Hawthorn Academy)[1]	8.250	07/15/2046	7,004,832
750,000	UT Charter School Finance Authority (Vista Entrada School of Performing Arts & Technology)[1]	6.300	07/15/2032	798,968
1,640,000	UT Charter School Finance Authority (Vista Entrada School of Performing Arts & Technology)[1]	6.550	07/15/2042	1,759,687
825,000	Utah County, UT Charter School (Renaissance Academy)[1]	5.625	07/15/2037	825,041
415,000	Utah County, UT Charter School (Ronald Wilson Reagan Academy)[1]	5.000	02/15/2036	431,455
855,000	Utah County, UT Charter School (Ronald Wilson Reagan Academy)[1]	5.000	02/15/2046	881,744
				29,736,857

Virginia—1.2%
1,608,000	Celebrate, VA North CDA Special Assessment[4]	6.750	03/01/2034	1,109,520
4,562,000	Celebrate, VA South CDA Special Assessment[3]	6.250	03/01/2037	2,737,200
8,000,000	Chesapeake Bay, VA Bridge & Tunnel District[1]	5.000	07/01/2046	8,985,200
14,300,000	Farms New Kent, VA Community Devel. Authority Special Assessment[4]	5.125	03/01/2036	3,610,750
9,200,000	Farms New Kent, VA Community Devel. Authority Special Assessment[4]	5.450	03/01/2036	2,323,000
3,206,000	Farms New Kent, VA Community Devel. Authority Special Assessment[4]	5.800	03/01/2036	809,515
622,000	Lewistown, VA Commerce Center Community Devel. Authority[1]	6.050	03/01/2044	607,109

31 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Virginia (Continued)
$1,278,000	Lewistown, VA Commerce Center Community Devel. Authority	6.050%	03/01/2044	$1,247,405
1,995,000	Lewistown, VA Commerce Center Community Devel. Authority[4]	6.050	03/01/2054	299,250
2,900,000	New Port, VA CDA[3]	5.600	09/01/2036	1,334,000
1,945,000	Norfolk, VA EDA, Series A	6.000	11/01/2036	1,703,567
18,446,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[1]	6.450	09/01/2037	18,464,630
2,160,000	Richmond, VA Redevel. & Hsg. Authority (American Tobacco Apartments)[1]	5.550	01/01/2037	2,227,932
233,700,000	VA Tobacco Settlement Financing Corp.	7.470 [5]	06/01/2047	18,191,208
2,404,674	West Point, VA IDA Solid Waste (Chesapeake Corp.)	6.375	03/01/2019	241
				63,650,527

Washington—2.0%
750,000	Greater Wenatchee, WA Regional Events Center[1]	5.000	09/01/2027	775,282
200,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600	03/01/2028	200,046
50,000	Kitsap County, WA Consolidated Hsg. Authority (Heritage Apartments)[1]	6.100	10/01/2031	50,044
1,790,000	Seattle, WA Hsg. Authority (Newholly Phase II)[1]	7.000	01/01/2032	1,803,604
3,329,358	Tacoma, WA Consolidated Local Improvements District No. 65	5.750	04/01/2043	3,333,287
1,500,000	Tes Properties, WA6	5.500	12/01/2029	1,598,183
12,000,000	Tes Properties, WA6	5.625	12/01/2038	12,802,020
21,710,000	WA EDFA (Columbia Pulp I)	7.500	01/01/2032	24,065,101
12,425,000	WA GO1	5.000	02/01/2030	15,112,279
18,075,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[6]	6.375	10/01/2036	18,860,395
17,410,000	WA Health Care Facilities Authority (Peacehealth)[6]	5.000	11/01/2028	18,384,612
1,000,000	WA Hsg. Finance Commission (Heron’s Key)	7.000	07/01/2045	1,068,200
1,700,000	WA Hsg. Finance Commission (Heron’s Key)	7.000	07/01/2050	1,810,551
10,860,000	WA Kalispel Tribe Indians Priority District[1]	6.750	01/01/2038	11,112,061
				110,975,665

West Virginia—0.5%
3,000,000	Brooke County, WV (Bethany College)[1]	6.500	10/01/2031	3,036,270
4,500,000	Brooke County, WV (Bethany College)[1]	6.750	10/01/2037	4,544,550
27,145,000	Harrison County, WV Tax Increment (Charles Pointe)[4]	7.000	06/01/2035	13,572,500
3,435,000	Monongalia County, WV Special District Excise Tax (University Town Center)	5.750	06/01/2043	3,518,677
				24,671,997

Wisconsin—3.8%
3,000,000	WI H&EFA (AE Nursing Centers)	7.250	06/01/2038	3,040,950
750,000	WI H&EFA (Beloit College)[1]	6.125	06/01/2035	842,550

32 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Wisconsin (Continued)
$2,015,000	WI H&EFA (Beloit College)[1]	6.125%	06/01/2039	$2,263,651
6,335,000	WI H&EFA (Wellington Homes)	6.750	09/01/2037	6,344,503
53,000,000	WI Public Finance Authority (American Dream at Meadowlands Project)	6.750	08/01/2031	57,196,010
17,500,000	WI Public Finance Authority (American Dream at Meadowlands Project)	7.000	12/01/2050	20,228,950
2,000,000	WI Public Finance Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group)[1]	5.125	06/01/2048	2,017,180
865,000	WI Public Finance Authority (DHSEP/NMA/CAA/ HCA/HAA/HA/LV/MwA/WA/WHA Obligated Group)[1]	5.000	12/01/2052	862,120
5,200,000	WI Public Finance Authority (FNC&M / FBA / FCP / FFC / FGC / FJeffC / FJC / FMN / FTS / FP1 / FP2 / FRB Obligated Group)[1]	5.000	12/01/2045	5,466,292
3,800,000	WI Public Finance Authority (FNC&M / FBA / FCP / FFC / FGC / FJeffC / FJC / FMN / FTS / FP1 / FP2 / FRB Obligated Group)[1]	5.150	12/01/2050	3,989,734
6,790,000	WI Public Finance Authority (FNC&M / FBA / FCP / FFC / FGC / FJeffC / FJC / FMN / FTS / FP1 / FP2 / FRB Obligated Group)[1]	5.350	12/01/2052	7,194,005
1,665,000	WI Public Finance Authority (Las Ventanas Retirement Community)	0.210 [5]	10/01/2042	833,849
6,657,500	WI Public Finance Authority (Las Ventanas Retirement Community)	7.000	10/01/2042	6,692,518
2,000,000	WI Public Finance Authority (Las Ventanas Retirement Community)	36.095 [5]	10/01/2042	41,200
57,330,000	WI Public Finance Authority (Natogasoline)[8]	10.000	06/30/2021	57,399,943
660,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)[1]	7.000	07/01/2031	682,255
2,500,000	WI Public Finance Authority Charter School (Envision Science Academy)	5.250	05/01/2046	2,431,600
1,230,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)[1]	5.750	07/15/2032	1,332,877
845,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)[1]	6.000	07/15/2042	911,856
1,910,000	WI Public Finance Authority Educational Facility (Ask Academy)[1]	6.000	02/01/2045	1,912,006
5,875,000	WI Public Finance Authority Educational Facility (Horizon Academy West Charter School)[1]	6.000	09/01/2045	5,957,837
6,815,000	WI Public Finance Authority Higher Education Facilities (Wittenberg University)	5.250	12/01/2039	6,399,626
10,960,000	WI Public Financing Authority Multifamily Hsg. (Trinity-Eagle’s Point)[1]	5.250	01/01/2052	11,437,746
				205,479,258

U.S. Possessions—8.3%
26,420,000	Northern Mariana Islands Commonwealth, Series B	5.000	10/01/2033	22,760,566

33 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$10,000	Puerto Rico Aqueduct & Sewer Authority, AGC	5.000%	07/01/2025	$10,081
11,980,000	Puerto Rico Aqueduct & Sewer Authority	5.000	07/01/2033	7,637,250
250,000	Puerto Rico Aqueduct & Sewer Authority	5.500	07/01/2028	160,000
25,035,000	Puerto Rico Aqueduct & Sewer Authority	5.750	07/01/2037	16,053,694
3,325,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2038	2,132,156
7,645,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2044	4,902,356
30,945,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2047	19,804,800
4,630,000	Puerto Rico Children’s Trust Fund (TASC)[1,7]	5.375	05/15/2033	4,589,024
7,260,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	7,151,753
17,750,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	17,460,497
28,000,000	Puerto Rico Children’s Trust Fund (TASC)	6.749 [5]	05/15/2050	3,158,960
152,450,000	Puerto Rico Children’s Trust Fund (TASC)	9.352 [5]	05/15/2055	8,439,632
2,145,000	Puerto Rico Commonwealth GO, AGC[13]	3.200	07/01/2019	2,143,155
285,000	Puerto Rico Commonwealth GO, AGC[13]	3.220	07/01/2020	283,068
1,500,000	Puerto Rico Commonwealth GO3	5.000	07/01/2024	442,500
2,550,000	Puerto Rico Commonwealth GO3	5.000	07/01/2033	752,250
5,000,000	Puerto Rico Commonwealth GO3	5.000	07/01/2033	1,475,000
10,000	Puerto Rico Commonwealth GO, AGC[1]	5.000	07/01/2034	10,032
1,660,000	Puerto Rico Commonwealth GO3	5.000	07/01/2034	489,700
6,765,000	Puerto Rico Commonwealth GO3	5.000	07/01/2041	1,995,675
700,000	Puerto Rico Commonwealth GO3	5.125	07/01/2031	206,500
2,000,000	Puerto Rico Commonwealth GO3	5.125	07/01/2037	590,000
5,000	Puerto Rico Commonwealth GO, AGC	5.250	07/01/2024	5,360
1,920,000	Puerto Rico Commonwealth GO3	5.250	07/01/2026	566,400
2,165,000	Puerto Rico Commonwealth GO3	5.250	07/01/2037	638,675
40,000	Puerto Rico Commonwealth GO3	5.500	07/01/2018	11,708
14,695,000	Puerto Rico Commonwealth GO3	5.500	07/01/2026	4,335,025
3,255,000	Puerto Rico Commonwealth GO3	5.500	07/01/2026	960,225
340,000	Puerto Rico Commonwealth GO3	5.500	07/01/2027	100,300
62,180,000	Puerto Rico Commonwealth GO3	5.500	07/01/2039	18,343,100
11,540,000	Puerto Rico Commonwealth GO3	5.750	07/01/2036	3,404,300
1,345,000	Puerto Rico Commonwealth GO, AGC	5.750	07/01/2037	1,371,765
3,000,000	Puerto Rico Commonwealth GO3	5.750	07/01/2038	885,000
65,250,000	Puerto Rico Commonwealth GO3	5.750	07/01/2041	19,248,750
2,625,000	Puerto Rico Commonwealth GO3	6.000	07/01/2035	774,375
1,480,000	Puerto Rico Commonwealth GO3	6.000	07/01/2038	436,600
12,250,000	Puerto Rico Commonwealth GO3	6.000	07/01/2039	3,613,750
9,265,000	Puerto Rico Commonwealth GO3	6.000	07/01/2039	2,733,175
14,550,000	Puerto Rico Commonwealth GO3	6.500	07/01/2037	4,292,250
13,000,000	Puerto Rico Commonwealth GO3	6.500	07/01/2040	3,835,000
1,545,000	Puerto Rico Commonwealth GO3	8.000	07/01/2035	463,500
1,501,705	Puerto Rico Electric Power Authority[3]	10.000	07/01/2019	519,965
1,501,705	Puerto Rico Electric Power Authority[3]	10.000	07/01/2019	519,965
1,629,052	Puerto Rico Electric Power Authority[3]	10.000	01/01/2021	564,059
1,629,051	Puerto Rico Electric Power Authority[3]	10.000	07/01/2021	564,059
543,017	Puerto Rico Electric Power Authority[3]	10.000	01/01/2022	188,020
543,018	Puerto Rico Electric Power Authority[3]	10.000	07/01/2022	188,020
3,100,000	Puerto Rico Electric Power Authority, Series A3	5.000	07/01/2029	1,073,375

34 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$7,070,000	Puerto Rico Electric Power Authority, Series A3	5.000%	07/01/2042	$2,447,987
11,925,000	Puerto Rico Electric Power Authority, Series A3	5.050	07/01/2042	4,129,031
20,375,000	Puerto Rico Electric Power Authority, Series A3	6.750	07/01/2036	7,054,844
10,330,000	Puerto Rico Electric Power Authority, Series A3	7.000	07/01/2033	3,576,762
480,000	Puerto Rico Electric Power Authority, Series A3	7.000	07/01/2040	166,200
9,080,000	Puerto Rico Electric Power Authority, Series A3	7.000	07/01/2043	3,155,300
160,000	Puerto Rico Electric Power Authority, Series A3	7.250	07/01/2030	55,400
40,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250	07/01/2021	13,850
40,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250	07/01/2022	13,850
10,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250	07/01/2023	3,463
500,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250	07/01/2025	173,125
4,570,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250	07/01/2026	1,582,363
2,600,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250	07/01/2028	900,250
445,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250	07/01/2029	154,081
95,000	Puerto Rico Electric Power Authority, Series AAA[3]	5.250	07/01/2030	32,894
310,000	Puerto Rico Electric Power Authority, Series CCC[3]	5.000	07/01/2022	107,338
35,000	Puerto Rico Electric Power Authority, Series CCC[3]	5.000	07/01/2024	12,119
20,000	Puerto Rico Electric Power Authority, Series CCC[3]	5.000	07/01/2025	6,925
285,000	Puerto Rico Electric Power Authority, Series CCC[3]	5.000	07/01/2027	98,681
540,000	Puerto Rico Electric Power Authority, Series CCC[3]	5.000	07/01/2028	186,975
2,570,000	Puerto Rico Electric Power Authority, Series CCC[3]	5.250	07/01/2027	889,863
385,000	Puerto Rico Electric Power Authority, Series CCC[3]	5.250	07/01/2028	133,306
185,000	Puerto Rico Electric Power Authority, Series DDD[3]	5.000	07/01/2022	64,056
15,000	Puerto Rico Electric Power Authority, Series NN3	5.500	07/01/2020	5,194
170,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2017	58,862
20,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2018	6,925
5,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2020	1,731
55,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2021	19,044
210,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2022	72,712
280,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2023	96,950
15,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2024	5,194
675,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2025	233,719
895,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2026	309,894
1,990,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2027	689,037
7,355,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2032	2,546,669
6,100,000	Puerto Rico Electric Power Authority, Series TT3	5.000	07/01/2037	2,112,125
390,000	Puerto Rico Electric Power Authority, Series UU3	1.614 [9]	07/01/2017	126,750
685,000	Puerto Rico Electric Power Authority, Series WW3	5.000	07/01/2028	237,181
185,000	Puerto Rico Electric Power Authority, Series WW3	5.250	07/01/2025	64,056
415,000	Puerto Rico Electric Power Authority, Series WW3	5.250	07/01/2033	143,694
85,000	Puerto Rico Electric Power Authority, Series WW3	5.375	07/01/2022	29,431
390,000	Puerto Rico Electric Power Authority, Series WW3	5.375	07/01/2024	135,037
60,000	Puerto Rico Electric Power Authority, Series WW3	5.500	07/01/2021	20,775
605,000	Puerto Rico Electric Power Authority, Series WW3	5.500	07/01/2038	209,481
10,000	Puerto Rico Electric Power Authority, Series XX3	5.250	07/01/2026	3,462
845,000	Puerto Rico Electric Power Authority, Series XX3	5.250	07/01/2027	292,581
2,660,000	Puerto Rico Electric Power Authority, Series XX3	5.250	07/01/2035	921,025
38,430,000	Puerto Rico Electric Power Authority, Series XX3	5.250	07/01/2040	13,306,387

35 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$18,575,000	Puerto Rico Electric Power Authority, Series XX3	5.750%	07/01/2036	$6,431,594
190,000	Puerto Rico Electric Power Authority, Series ZZ3	4.625	07/01/2025	65,787
820,000	Puerto Rico Electric Power Authority, Series ZZ3	5.000	07/01/2017	283,925
140,000	Puerto Rico Electric Power Authority, Series ZZ3	5.000	07/01/2018	48,475
95,000	Puerto Rico Electric Power Authority, Series ZZ3	5.000	07/01/2021	32,894
850,000	Puerto Rico Electric Power Authority, Series ZZ3	5.000	07/01/2022	294,313
215,000	Puerto Rico Electric Power Authority, Series ZZ3	5.000	07/01/2024	74,444
10,000	Puerto Rico Electric Power Authority, Series ZZ3	5.000	07/01/2026	3,462
515,000	Puerto Rico Electric Power Authority, Series ZZ3	5.250	07/01/2018	178,319
25,000	Puerto Rico Electric Power Authority, Series ZZ3	5.250	07/01/2021	8,656
50,000	Puerto Rico Electric Power Authority, Series ZZ3	5.250	07/01/2022	17,313
380,000	Puerto Rico Electric Power Authority, Series ZZ3	5.250	07/01/2024	131,575
275,000	Puerto Rico Electric Power Authority, Series ZZ3	5.250	07/01/2025	95,219
1,135,000	Puerto Rico Electric Power Authority, Series ZZ3	5.250	07/01/2026	392,994
215,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.000	07/01/2023	217,324
45,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.000	07/01/2027	45,243
1,360,000	Puerto Rico Highway & Transportation Authority[3]	5.000	07/01/2028	812,600
2,175,000	Puerto Rico Highway & Transportation Authority[3]	5.000	07/01/2028	54,375
250,000	Puerto Rico Highway & Transportation Authority, NPFGC[1]	5.000	07/01/2029	240,990
1,035,000	Puerto Rico Highway & Transportation Authority[3]	5.000	07/01/2035	618,412
7,895,000	Puerto Rico Highway & Transportation Authority[3]	5.300	07/01/2035	4,717,262
25,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.500	07/01/2023	27,569
5,000,000	Puerto Rico Highway & Transportation Authority[3]	5.500	07/01/2029	2,987,500
3,250,000	Puerto Rico Highway & Transportation Authority[3]	5.500	07/01/2030	1,941,875
45,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.750	07/01/2019	46,244
6,940,000	Puerto Rico Highway & Transportation Authority, FGIC[14]	5.750	07/01/2019	3,962,185
350,000	Puerto Rico Highway & Transportation Authority, FGIC[14]	5.750	07/01/2021	200,116
9,000,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.750	07/01/2022	9,233,190
605,000	Puerto Rico Highway & Transportation Authority, Series H3	5.450	07/01/2035	121,756
4,715,000	Puerto Rico Highway & Transportation Authority, Series M3	5.000	07/01/2046	948,894
5,000,000	Puerto Rico Infrastructure[4]	5.000	07/01/2031	212,500
3,000,000	Puerto Rico Infrastructure[4]	5.000	07/01/2037	127,500
7,300,000	Puerto Rico Infrastructure (Mepsi Campus)[3]	6.500	10/01/2037	3,631,750
25,000	Puerto Rico Infrastructure Financing Authority, AGC[1]	5.000	07/01/2041	25,040
2,500,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	2,011,937
4,050,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.000	07/01/2033	4,271,171
300,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000	10/01/2020	267,990

36 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$100,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000%	10/01/2021	$87,069
25,000	Puerto Rico Municipal Finance Agency, Series B, AGC[1]	5.250	07/01/2019	25,955
3,870,000	Puerto Rico Public Buildings Authority[4]	5.000	07/01/2032	1,141,650
4,880,000	Puerto Rico Public Buildings Authority[4]	5.000	07/01/2036	1,439,600
150,000	Puerto Rico Public Buildings Authority[4]	5.000	07/01/2037	44,250
100,000	Puerto Rico Public Buildings Authority[4]	5.250	07/01/2023	29,500
1,640,000	Puerto Rico Public Buildings Authority[4]	5.250	07/01/2033	483,800
83,395,000	Puerto Rico Public Buildings Authority[4]	5.250	07/01/2042	24,601,525
260,000	Puerto Rico Public Buildings Authority[4]	5.500	07/01/2023	76,700
200,000	Puerto Rico Public Buildings Authority[4]	5.500	07/01/2037	59,000
15,860,000	Puerto Rico Public Buildings Authority[4]	5.625	07/01/2039	4,678,700
12,845,000	Puerto Rico Public Buildings Authority[3]	5.750	07/01/2022	3,789,275
7,000,000	Puerto Rico Public Buildings Authority[4]	5.875	07/01/2039	2,065,000
8,825,000	Puerto Rico Public Buildings Authority[4]	6.000	07/01/2041	2,603,375
12,000,000	Puerto Rico Public Buildings Authority[4]	6.125	07/01/2023	3,540,000
5,100,000	Puerto Rico Public Buildings Authority[4]	6.250	07/01/2026	1,504,500
4,980,000	Puerto Rico Public Buildings Authority[4]	6.750	07/01/2036	1,481,550
410,000	Puerto Rico Public Buildings Authority[4]	7.000	07/01/2021	122,729
1,515,000	Puerto Rico Public Buildings Authority, Series D4	5.250	07/01/2036	446,925
49,020,000	Puerto Rico Public Finance Corp., Series B4	5.500	08/01/2031	1,899,525
9,500,000	Puerto Rico Sales Tax Financing Corp.[3]	6.900 [2]	08/01/2026	1,460,625
220,000	Puerto Rico Sales Tax Financing Corp. (Build America Bonds)[3]	5.750	08/01/2042	33,825
42,745,000	Puerto Rico Sales Tax Financing Corp., Series A3	0.000 [2]	08/01/2033	5,289,694
1,590,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.000	08/01/2019	244,463
1,630,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.000	08/01/2024	250,613
15,735,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.000	08/01/2043	2,419,256
11,885,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.250	08/01/2027	1,827,319
51,045,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.375	08/01/2039	7,848,169
700,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.500	08/01/2023	107,625
4,145,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.500	08/01/2028	637,294
14,720,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.500	08/01/2037	2,263,200
47,645,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.500	08/01/2042	7,325,419
44,060,000	Puerto Rico Sales Tax Financing Corp., Series A3	5.750	08/01/2037	6,774,225
44,365,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	5.826 [5]	08/01/2043	9,147,619
46,950,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	5.829 [5]	08/01/2042	10,221,015
17,500,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	5.830 [5]	08/01/2041	4,011,525
2,250,000	Puerto Rico Sales Tax Financing Corp., Series A3	6.125	08/01/2029	345,938
3,000,000	Puerto Rico Sales Tax Financing Corp., Series A3	6.375	08/01/2039	461,250
53,275,000	Puerto Rico Sales Tax Financing Corp., Series A3	6.500	08/01/2044	8,191,031
7,945,000	Puerto Rico Sales Tax Financing Corp., Series A3	7.886 [5]	08/01/2034	386,365
37,060,000	Puerto Rico Sales Tax Financing Corp., Series A3	8.691 [5]	08/01/2035	1,788,145
30,980,000	Puerto Rico Sales Tax Financing Corp., Series A-1[3]	5.250	08/01/2043	4,763,175
330,000	Puerto Rico Sales Tax Financing Corp., Series C3	4.000	08/01/2026	141,075

37 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$300,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.000%	08/01/2035	$46,125
135,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.000	08/01/2046	57,713
63,720,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.250	08/01/2041	9,796,950
3,670,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.375	08/01/2036	564,263
5,290,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.375	08/01/2038	813,338
10,000,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.500	08/01/2040	1,537,500
19,555,000	Puerto Rico Sales Tax Financing Corp., Series C3	5.750	08/01/2057	8,359,763
5,000,000	Puerto Rico Sales Tax Financing Corp., Series C3	6.000	08/01/2039	768,750
65,695,000	Puerto Rico Sales Tax Financing Corp., Series C3	6.000	08/01/2042	10,100,606
10,865,000	Puerto Rico Sales Tax Financing Corp., Series C3	6.750 [2]	08/01/2032	1,670,494
50,000	University of Puerto Rico, Series P	5.000	06/01/2021	32,424
100,000	University of Puerto Rico, Series P	5.000	06/01/2022	65,000
5,000,000	University of Puerto Rico, Series P	5.000	06/01/2030	3,250,000
1,025,000	University of Puerto Rico, Series Q	5.000	06/01/2036	666,250
				447,463,011
Total Municipal Bonds and Notes (Cost $6,879,304,915)				5,976,276,136

Corporate Bonds and Notes—0.1%
3,030,000	TX German Pellets Series Secured Note, Series 2016[12,15]	8.000	12/10/2017	2,727,000
2,890,000	TX German Pellets Series Secured Note, Series 2016[12,15]	8.000	12/10/2017	2,601,000
Total Corporate Bonds and Notes (Cost $5,920,000)				5,328,000

Corporate Loans—0.0%
6,000,000	Aspen Power Senior Secured Bridge Promissory Note[3,12,15]	9.000 [9]	11/16/2017	557,922
2,750,000	Aspen Power Senior Secured Bridge Promissory Note[3,12,15]	9.000 [9]	11/16/2017	255,714
7,000,000	Aspen Power Senior Secured Bridge Promissory Note[3,12,15]	9.000 [9]	11/16/2017	650,909
3,500,000	Aspen Power Senior Secured Bridge Promissory Note[3,12,15]	9.000 [9]	11/16/2017	325,455
Total Corporate Loans (Cost $19,250,000)				1,790,000

Shares
Common Stocks—0.0%
7,679	Delta Air Lines, Inc.[15]			384,180
2,919	General Motors Co.[15]			125,459
Total Common Stocks (Cost $54,137)				509,639

Total Investments, at Value (Cost $6,904,529,052)—110.3%				5,983,903,775
Net Other Assets (Liabilities)—(10.3)				(559,996,627)
Net Assets—100.0%				$5,423,907,148

38 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

3. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

4. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

5. Zero coupon bond reflects effective yield on the original acquisition date.

6. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the

Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

8. Interest or dividend is paid-in-kind, when applicable.

9. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

10. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

11. Security received as the result of issuer reorganization.

12. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying

Notes.

13. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

14. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

15. Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

ACMC	Advocate Condell Medical Center
AE	American Eagle
AGC	Assured Guaranty Corp.
AH&HC	Advocate Health & Hospitals Corp.
AHACHC	ARC/HDS Alamance Country Housing Corp.
AHCN	Advocate Health Care Metro
ANSHN	Advocate North Side Health Network
ARC	Assoc. of Retarded Citizens
BHCor	Baptist Health Corbin
BHI	Baptist Homes of Indiana
BHL	Baptist Health Louisville
BHLex	Baptist Health Lexington
BHlthL	Baptist Health Lagrange
BHM	Baptist Hospital of Miami
BHP	Baptist Health Paducah
BHS	Baptist Healthcare System
BHSF	Baptist Health South Florida
BOS	Baptist Outpatient Services
BVHF	Blanchard Valley Health Foundation
BVRHC	Blanchard Valley Regional Health Care

39 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

CAA	Cooks Avenue Affordable
CCHCS	Cook Children’s Health Care System
CCMCtr	Cook Children’s Medical Center
CCPN	Cook Children’s Physical Network
CDA	Communities Devel. Authority
CDHA	Central Dupage Hospital Association
CDHS	Central Dupage Health System
CHCC	Community Hospitals of Central California
CMCD	Children’s Medical Center of Dallas
CMCtrF	Children’s Medical Center Foundation
COHS	Community Health Service
COP	Certificates of Participation
CVHC	Conneaut Valley Health Center
DA	Dormitory Authority
DHSEP	Dogwoood Housing Southeast Portfolio
DrsH	Doctors Hospital
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
ELGS	Evangelical Lutheran Good Samaritan
ELGSF	Evangelical Lutheran Good Samaritan Foundation
ELGSS	Evangelical Lutheran Good Samaritan Society
FBA	FFAH Beaumont Avenue
FCHMC	Fresno Community Hospital & Medical Center
FCIM	French Creek Internal Medicine
FCommH	Fayette Community Hospital
FCP	FFAH Coleridge Road
FFC	FFAH Franklin Court
FGC	FFAH Glendale Court
FGIC	Financial Guaranty Insurance Co.
FJC	FFAH Johnson Court
FJeffC	FFAH Jefferson Court
FMN	FFAH Market North
FNC&M	FFAH North Carolina and Missouri
FP1	FFAH Plaza 1
FP2	FFAH Plaza 2
FRB	FFAH Riverview Bend
FTS	FFAH Tucker Street
GO	General Obligation
GSSH	Georgia Southwestern University
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HA	Heatherwood Affordable
HAA	Hidden Acres Affordable
HCA	Hickory Creek Affordable
HCCO	Homecare Connections
HCrawC	Hospice of Crawford County
HDC	Housing Devel. Corp.
HDS	Housing Devel. Services
HE&HFB	Higher Educational and Housing Facility Board

40 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

HEFA	Higher Education Facilities Authority
HEHA	Higher Education and Health Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HFHS	Henry Ford Health System
HFMHCT	Henry Ford Macomb Hospital Corp.-Clinton Township
HFWH	Henry Ford Wyandotte Hospital
HHI	Homestead Hospital
HHlthS	Holzer Health Systems
HMCG	Holzer Medical Center-Gallipolis
HMCJ	Holzer Medical Center-Jackson
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
KGC	Kuakini Geriatric Care
KHS	Kaukini Health System
KMC	Kuakini Medical Center
KSS	Kuakini Support Services
LCMAS	Little Company of Mary Ancillary Services Corp.
LV	Lakeview Affordable
MarH	Mariners Hospital
MMedC	Meadville Medical Center
MMedCF	Meadville Medical Center Foundation
MPS	Meadville Physician Services
MRC	Methodist Retirement Communities
MTA	Metropolitan Transportation Authority
MwA	Mary Washington Hospital
NMA	New Main Affordable
NPFGC	National Public Finance Guarantee Corp.
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PacMedC	PacMed Clinic
PAS	Presence Ambulatory Services
PBH	Presence Behavioral Health
PC&SHN	Presence Central & Suburban Hospitals Network
PCHN	Presence Chicago Hospitals Network
PClinic	Piedmont Clinic
PCTC	Presence Care Transformation Corp.
PH&S	Providence Health & Services
PH&SO	Providence Health & Services-Oregon
PH&SW	Providence Health & Services-Washington
PH&SWW	Providence Health & Services-Western Washington
PHC	Piedmont Healthcare
PHCr	Presence Home Care
PHFBT	Presence Health Food Foundation Board of Trustees
PHHosp	Piedmont Henry Hospital
PHI	Piedmont Heart Institute
PHIP	Piedmont Heart Institute Physicians

41 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

PHlthCF	Piedmont Healthcare Foundation
PHN	Presence Health Network
PHosp	Piedmont Hospital
PHSSC	Providence Health System-Southern CA
PLC	Presence Life Connections
PMCC	Piedmont Medical Care Corp.
PMSH	Piedmont Mountainside Hospital
PNH	Piedmont Newnan Hospital
PSJH	Providence St. Joseph Health
PSJHCtr	Providence St. John’s Health Center
PSJMC	Providence St. Joseph Medical Center
PSSC	Presence Senior Services - Chicagoland
RBM	Rocketship Brilliant Minds
RDP	Rocketship Discovery Prep
RE	Rocketship Education
Res Rec	Resource Recovery Facility
REW	Rocketship Education Wisconsin
RLSA	Rocketship Los Suenos Academy
RMS	Rocketship Mateo Sheedy
RNNE	Rocketship Nashville Northeast Elementary
RRCP	Rocketship Redwood City Prep
RSA	Rocketship Spark Academy
RSCP	Rocketship Southside Community Prep
RSSPA	Rocketship Si Se Puede Academy
SHlthS	Swedish Health Services
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SL2016	Senior Living 2016
SLC	Senior Living Chesteron
SLF	Senior Living Fairfield
SLFW	Senior Living Fort Wayne
SLW	Senior Living Waterville
SMH	South Miami Hospital
TAH	Titusville Area Hospital
TAHC	Titusville Area Health Center
TAHCF	Titusville Area Health Foundation
TAHS	Titusville Area Health Service
TASC	Tobacco Settlement Asset-Backed Bonds
UDC	Urban Development Corporation
VOA	Volunteers of America
WA	Westlake Affordable
WAFMH	W A Foote Memorial Hospital
WHA	Weeden Heights Affordable
WICF	W.I. Cook Foundation
WKBP	West Kendall Baptist Hospital

42 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2017 Unaudited

1. Organization

Oppenheimer Rochester High-Yield Municipal Fund (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), and a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt

43 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1- unadjusted quoted prices in active markets for identical assets or liabilities

44 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

2. Securities Valuation (Continued)

(including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$223,438,161	$—	$223,438,161
Alaska	—	21,608,409	—	21,608,409
Arizona	—	72,428,194	—	72,428,194
Arkansas	—	3,993,100	—	3,993,100
California	—	851,483,540	—	851,483,540
Colorado	—	135,703,289	—	135,703,289
Connecticut	—	63,927,493	—	63,927,493
Delaware	—	7,615,565	—	7,615,565
District of Columbia	—	145,101,850	—	145,101,850
Florida	—	527,193,663	—	527,193,663
Georgia	—	94,549,033	—	94,549,033
Hawaii	—	2,421,146	—	2,421,146
Idaho	—	112,527	—	112,527
Illinois	—	370,817,542	—	370,817,542
Indiana	—	95,913,242	—	95,913,242
Iowa	—	22,584,157	—	22,584,157
Kansas	—	1,464,424	—	1,464,424
Kentucky	—	32,285,045	—	32,285,045
Louisiana	—	36,285,585	—	36,285,585
Maine	—	19,284,899	—	19,284,899
Maryland	—	3,329,374	—	3,329,374
Massachusetts	—	56,544,171	—	56,544,171
Michigan	—	140,710,962	—	140,710,962
Minnesota	—	37,242,906	—	37,242,906
Mississippi	—	11,128,549	—	11,128,549
Missouri	—	45,547,759	—	45,547,759
Montana	—	1,187,000	—	1,187,000
Nebraska	—	21,217,645	—	21,217,645
Nevada	—	8,109,687	—	8,109,687
New Hampshire	—	8,447,592	—	8,447,592

45 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
New Jersey	$—	$198,896,129	$—	$198,896,129
New Mexico	—	11,253,275	—	11,253,275
New York	—	567,669,218	—	567,669,218
North Carolina	—	3,343,673	—	3,343,673
Ohio	—	503,394,212	—	503,394,212
Oklahoma	—	8,596,771	—	8,596,771
Oregon	—	5,132,051	—	5,132,051
Pennsylvania	—	135,764,664	—	135,764,664
Rhode Island	—	11,060,000	—	11,060,000
South Carolina	—	42,033,361	—	42,033,361
South Dakota	—	1,395,317	—	1,395,317
Tennessee	—	43,480,571	—	43,480,571
Texas	—	500,603,070	—	500,603,070
Utah	—	29,736,857	—	29,736,857
Virginia	—	63,650,527	—	63,650,527
Washington	—	110,975,665	—	110,975,665
West Virginia	—	24,671,997	—	24,671,997
Wisconsin	—	205,479,258	—	205,479,258
U.S. Possessions	—	447,463,011	—	447,463,011
Corporate Bonds and Notes	—	—	5,328,000	5,328,000
Corporate Loans	—	—	1,790,000	1,790,000
Common Stocks	509,639	—	—	509,639

Total Assets	$509,639	$5,976,276,136	$7,118,000	$5,983,903,775

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*
Assets Table Investments, at Value:
Municipal Bonds and Notes
Alaska	$198,875	$(198,875)
Arizona	4,102,307	(4,102,307)
Arkansas	3,355,896	(3,355,896)
California	20	(20)
Colorado	3,623,602	(3,623,602)

46 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

2. Securities Valuation (Continued)

	Transfers into Level 2*	Transfers out of Level 3*
Investments, at Value:
Florida	$24,558,115	(24,558,115)
Illinois	15,707,402	(15,707,402)
Iowa	107,300	(107,300)
Maryland	807,409	(807,409)
Montana	1,184,923	(1,184,923)
Ohio	4	(4)
South Carolina	13,521,799	(13,521,799)
Texas	458	(458)
Virginia	6,676,524	(6,676,524)
Wisconsin	37,800	(37,800)

Total Assets	$73,882,434	$(73,882,434)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a

“tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with

47 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the

48 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $238,300,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction

49 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $874,878,516 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $565,205,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 2,490,000	Allen County, OH Hospital Facilities (Mercy Health) Tender Option Bond Series 2015 XF-0235 Trust	15.488%	6/1/38	$3,127,116
5,000,000	CA GO Tender Option Bond Series 2017-XF0579 Trust	11.760	11/1/35	6,680,450
6,040,000	CA GO Tender Option Bond Series 2017-XF0579 Trust	11.760	11/1/34	8,244,358
3,750,000	CA Health Facilities Financing Authority (PSJH/ PH&S/PH&SW/PHSSC/LCMAS/PSJHCtr/PSJMC/ PH&SO/PH&SWW/SHlthS/SE/PacMedC Obligated Group) Tender Option Bond Series 2016-XF0330 Trust	18.413	7/1/39	4,837,350
3,855,000	CA Health Facilities Financing Authority Tender Option Bond Series 2015-XF2104 Trust[3]	15.249	7/1/39	4,955,294
5,000,000	CA Infrastructure and Economic Devel. (Sanford Consortium for Regenerative Medicine) Tender Option Bond Series 2016-XF0335 Trust	7.182	5/15/40	5,958,900
8,640,000	CA State University Tender Option Bond Series 2017-XF0554 Trust	12.176	11/1/47	13,106,966
7,175,000	CO Health Facilities Authority (Sisters of Charity of Leavenworth Health System) Tender Option Bond Series 2015 XF0239 Trust	8.579	7/1/36	8,725,733
2,525,000	Detroit, MI City School District Tender Option Bond Series 2015 XF-0241 Trust[3]	18.918	11/1/23	4,823,280
4,675,000	Douglas County, NE Hospital Authority Tender Option Bond Series 2015-XF2132 Trust[3]	15.785	11/1/48	5,503,363

50 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 7,280,000	Fulton County, GA Devel. Authority (PHC/ FCommH/PHosp/PMSH/PNH/PMCC/PClinic/ PHlthCF/PHI/PHIP/PHHosp Obligated Group) Tender Option Bond Series 2015-XF0024 Trust	12.570%	6/15/29	$9,036,518
3,465,000	Fulton County, GA Devel. Authority (PHC/ FCommH/PHosp/PMSH/PNH/PMCC/PClinic/ PHlthCF/PHI/PHIP/PHHosp Obligated Group) Tender Option Bond Series 2015-XF0024-2 Trust	13.350	6/15/37	4,348,367
680,000	Fulton County, GA Devel. Authority (PHC/ FCommH/PHosp/PMSH/PNH/PMCC/PClinic/ PHlthCF/PHI/PHIP/PHHosp Obligated Group) Tender Option Bond Series 2015-XF0024-3 Trust	13.260	6/15/29	854,291
2,875,000	Geisinger, PA Authority (Geisinger Health System) Tender Option Bond Series 2015 XF-0040 Trust	13.460	6/1/39	3,596,021
5,000,000	Grand Parkway, TX Transportation Corp. Tender Option Bond Series 2015-XF2034 Trust[3]	7.095	4/1/53	6,331,600
5,000,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023 Trust	14.330	4/1/44	6,166,950
4,345,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-2 Trust	13.890	4/1/44	5,327,839
2,750,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-3 Trust	13.890	4/1/44	3,372,215
2,500,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-4 Trust	13.890	4/1/44	3,065,650
2,200,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-5 Trust	13.890	4/1/44	2,698,674
1,250,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-6 Trust	13.890	4/1/44	1,542,163
3,125,000	IL Finance Authority (CDHS/CDHA Obligated Group) Tender Option Bond Series 2015-XF0025 Trust	14.330	11/1/39	4,077,313
1,250,000	IL Finance Authority (CDHS/CDHA Obligated Group) Tender Option Bond Series 2015-XF0025-2 Trust	13.890	11/1/39	1,609,613
3,500,000	KY EDFA (BHS/BHP/BHL/BHCor/BHLex/BHlthL Obligated Group) Tender Option Bond Series 2015-XF2011 Trust[3]	13.079	8/15/24	3,921,330
7,985,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport) Tender Option Bond Series 2015 XF-0041 Trust	13.710	5/15/30	8,955,896
1,250,000	Los Angeles, CA Dept. of Water & Power Tender Option Bond Series 2015 XF-0039 Trust	12.620	7/1/34	1,467,975

51 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 7,000,000	Los Angeles, CA Dept. of Water & Power Tender Option Bond Series 2017-XF0556 Trust	12.176%	7/1/35	$11,047,610
5,980,000	MA HFA Tender Option Bond Series 2015-XF2150 Trust[3]	7.737	12/1/42	6,688,152
2,500,000	Miami-Dade County, FL School Board Tender Option Bond Series 2015-XF2117 Trust[3]	13.366	2/1/27	3,001,250
2,500,000	Miami-Dade County, FL School Board Tender Option Bond Series 2015-XF2117-2 Trust[3]	12.500	2/1/27	2,966,175
12,500,000	Miami-Dade County, FL School Board Tender Option Bond Series 2015-XF2117-3 Trust[3]	13.799	2/1/34	15,063,125
2,500,000	Montgomery County, OH (Miami Valley Hospital) Tender Option Bond Series 2015-XF0029 Trust	14.800	11/15/23	3,630,550
9,500,000	North Central TX HFDC (CMCD/CMCtrF Obligated Group) Tender Option Bond Series 2015-XF0034 Trust	18.717	8/15/39	12,045,525
3,240,000	NYC Municipal Water Finance Authority Tender Option Bond Series 2015-XF2151 Trust[3]	15.434	6/15/40	3,604,727
25,000,000	NYC Transitional Finance Authority (Future Tax) Tender Option Bond Series 2015 XF-2472 Trust[3]	9.658	5/1/42	37,518,750
3,335,000	NYS DA (State Personal Income Tax Authority) Tender Option Bond Series 2017-XF0555 Trust	12.150	2/15/37	5,020,642
18,695,000	NYS Liberty Devel. Corp. Tender Option Bond Series 2015-XF2146 Trust[3]	7.375	1/15/44	21,441,109
2,760,000	Port Authority NY/NJ, 200th Series Tender Option Bond Series 2017-XF2487 Trust	12.880	4/15/57	4,400,378
3,250,000	Port Authority NY/NJ, 205th Series Tender Option Bond Series 2017-XF2489 Trust	12.851	5/15/57	5,281,250
2,500,000	Port Authority NY/NJ, 206th Series Tender Option Bond Series 2017-XF2488 Trust	12.731	11/15/47	3,997,550
2,500,000	San Jacinto, TX Community College District Tender Option Bond Series 2015-XF2010 Trust[3]	13.083	2/15/38	2,606,625
1,985,000	Tarrant County, TX Cultural Education Facilities Finance Corp. Tender Option Bond Series 2015- XF2057 Trust[3]	14.641	11/15/29	2,395,379
8,150,000	Tarrant County, TX Cultural Education Facilities Finance Corp. Tender Option Bond Series 2015- XF2057-2 Trust[3]	16.382	11/15/29	9,676,984
6,750,000	Tarrant County, TX Health Facilities Devel. Corp. (CCMCtr/CCHCS/CCPN/WICF Obligated Group) Tender Option Bond Series 2015-XF0028 Trust	7.050	12/1/33	7,692,300
375,000	Tes Properties, WA Tender Option Bond Series 2015-XF0038 Trust	14.150	12/1/29	473,183
3,000,000	Tes Properties, WA Tender Option Bond Series 2015-XF0038-2 Trust	14.580	12/1/38	3,802,020
8,705,000	WA Health Care Facilities Authority (Peacehealth) Tender Option Bond Series 2015 XF-0042 Trust	6.850	11/1/28	9,679,612
4,520,000	WA Health Care Facilities Authority Tender Option Bond Series 2015-XF2035 Trust[3]	16.301	10/1/36	5,305,395

				$309,673,516

52 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 35% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $565,205,000 at period end.

Loans. The Fund invests in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price

53 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$37,752,943
Sold securities	22,357,829

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$1,073,197,810
Market Value	$387,223,449
Market Value as % of Net Assets	7.14%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $6,720,000, representing 0.12% of the Fund’s net assets, were subject to these forbearance agreements. Interest payments of $2,073,438 are contractually owed to the Fund with respect to these securities and will not be collected under these forbearance agreements.

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments

54 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.

Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

55 OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz Principal Executive Officer
Date:	12/11/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz Principal Executive Officer
Date:	12/11/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	12/11/2017